As filed with the U.S. Securities and Exchange Commission on November 25, 2024
File No. 333-195493
File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	403	[X]
	and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	406	[X]
EA Series Trust
(Exact Name of Registrant as Specified in Charter)
19 East Eagle Road
Havertown, Pennsylvania 19083
(Address of Principal Executive Offices, Zip Code)
(215) 330-4476
(Registrant’s Telephone Number, including Area Code)
 Alyssa M. Bernard
19 East Eagle Road
Havertown, Pennsylvania 19083
(Name and Address of Agent for Service)
 Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

 It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on November 30, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ________________ pursuant to paragraph (a)(2) of Rule 485.
 If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MARKETDESK FOCUSED U.S. DIVIDEND ETF

Ticker Symbol: FDIV
Listed on The Nasdaq Stock Market LLC
(a series of EA Series Trust)
Prospectus
November 30, 2024
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

MARKETDESK FOCUSED U.S. DIVIDEND ETF
Fund Summary
INVESTMENT OBJECTIVE
The MarketDesk Focused U.S. Dividend ETF (the “Fund”) seeks capital appreciation with a higher dividend yield compared to a broad-based index of U.S. large-cap dividend paying securities.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	Ten Years:
$36	$113	$197	$443
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period September 19, 2023 (commencement of operations) to July 31, 2024, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund’s Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that is sub-advised by MarketDesk Indices LLC (“Sub-Adviser”). The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in a portfolio of U.S. companies that pay dividends and expect to grow the dividend over time.
The Sub-Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 60 to 80 U.S. equity securities that pay dividends and have the potential for capital appreciation. A security is considered to have the potential for capital appreciation when it trades at a price below the price at which the Sub-Adviser believes it would trade if the market reflected all factors relating to the company’s worth.
The Sub-Adviser first screens securities for inclusion in the “Investment Universe.” The Investment Universe is exclusively comprised of U.S. equity securities with a market capitalization of greater than $1 billion and that are listed on a U.S. exchange.

The Sub-Adviser excludes the following types of securities from the Investment Universe: (i) real estate investment trusts, (ii) companies whose indicated annual dividend yield is less than 1.75%, (iii) companies whose average daily traded volume is less than $25 million over the last three months, and (iv) companies whose free float is less than 40% of market capitalization. The resulting universe is composed primarily of highly liquid, large- and mid-cap stocks with high dividend yields. The Sub-Adviser then employs quality screens based on financial statement metrics, such as return on equity and cash flow to debt, to isolate companies with a high degree of financial health. Companies with low quality characteristics based on financial statement metrics, such as low returns on equity or low cash flow to debt, are excluded from the Investment Universe.
The Sub-Adviser then employs a screen to review each company’s dividend payment history, growth, and consistency over the past 5-year period to identify attractive dividend-paying companies. Attractive dividend-paying companies are defined as companies with a consistent history of paying and/or growing dividends. The Sub-Adviser calculates a company’s indicated annual dividend by annualizing the latest regular cash dividend to project the anticipated dividend income for the next 12 months. After employing the aforementioned screens, the result is a portfolio of approximately 60-80 stocks for inclusion in the Fund.
The Sub-Adviser will repeat the multi-step process and reallocate the Fund’s portfolio on a monthly basis.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Dividend-Paying Common Equity Security Risk. In selecting common equity securities in which the Fund will invest, the Sub-Adviser will consider the issuer’s history of paying regular periodic dividends to its common equity holders. Such dividends are not fixed but are paid periodically at the discretion of the issuer’s board of directors. Companies that have historically paid dividends are not required to continue to pay dividends and could reduce or eliminate the payment of dividends in the future.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Value Investing Risk. The Sub-Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Sub-Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer. There may be periods during which the Fund is unable to find securities that meet its value investment criteria.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC. (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors incur the cost of the “spread” also known as the “bid-ask spread”, which is the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.
Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
•Consumer Staples Sector Risk. The Fund is expected to have exposure to companies in the consumer staples sector. The consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this industry are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.
Periodic Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio only on a monthly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the monthly reconstitution that are not predictive of the market’s performance for the subsequent monthly period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the monthly reconstitution. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
Operational and Model Risk. The Sub-Adviser uses a statistical, evidence-based approach including statistical analyses and models and historical information to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses may cause the resulting information to be incorrect and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models and portfolio construction rules used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
New Sub-Adviser Risk. Although the Sub-Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Sub-Adviser has limited experience managing investments for an ETF, which may limit the Sub-Adviser’s effectiveness.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.marketdeskindices.com or by calling the Fund at (215) 330-4476.
INVESTMENT ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (the “Adviser”)
Investment Sub-Adviser:	MarketDesk Indices LLC (the “Sub-Adviser”)
PORTFOLIO MANAGERS
Jonathon S. Clements, Portfolio Manager of the Sub-Adviser, has been primarily responsible for the day-to-day management of the Fund since its inception.
Matthew J. Clements, Portfolio Manager of the Sub-Adviser, has been primarily responsible for the day-to-day management of the Fund since its inception.
PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares known as “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
ADDITIONAL INFORMATION ABOUT THE FUND
How Is the Fund Different From a Mutual Fund?
Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the business day. Shares of the Fund, by contrast, cannot be purchased from or redeemed with the Fund except by or through APs (typically, broker-dealers), and then principally for an in-kind basket of securities (and a limited cash amount). In addition, the Fund issues and redeems Shares on a continuous basis only in large blocks of Shares called “Creation Units.”
Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of the Fund’s portfolio holdings. The market price of Shares may differ from the NAV of the Fund. The difference between market price of Shares and the NAV of the Fund is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.
Transparency. The Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).
Premium/Discount Information. Information about the premiums and discounts at which Shares have traded is available at www.marketdeskindices.com.
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders upon prior written notice to shareholders.
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in a portfolio of U.S. companies that pay dividends and expect to grow the dividend over time.
The Sub-Adviser employs a multi-step, quantitative, rules-based methodology to identify a portfolio of approximately 60 to 80 U.S. equity securities that pay dividends and have the potential for capital appreciation. A security is considered to have the potential for capital appreciation when it trades at a price below the price at which the Sub-Adviser believes it would trade if the market reflected all factors relating to the company’s worth.

The Sub-Adviser first screens securities for inclusion in the “Investment Universe.” The Investment Universe is exclusively comprised of U.S. equity securities with a market capitalization of greater than $1 billion and that are listed on a U.S. exchange.
The Sub-Adviser excludes the following types of securities from the Investment Universe: (i) real estate investment trusts, (ii) companies whose indicated annual dividend yield is less than 1.75%, (iii) companies whose average daily traded volume is less than $25 million over the last three months, and (iv) companies whose free float is less than 40% of market capitalization. The resulting universe is composed primarily of highly liquid, large- and mid-cap stocks with high dividend yields. The Sub-Adviser then employs quality screens based on financial statement metrics, such as return on equity and cash flow to debt, to isolate companies with a high degree of financial health. Companies with low quality characteristics based on financial statement metrics, such as low returns on equity or low cash flow to debt, are excluded from the Investment Universe.
The Sub-Adviser then employs a screen to review each company’s dividend payment history, growth, and consistency over the past 5-year period to identify attractive dividend-paying companies. Attractive dividend-paying companies are defined as companies with a consistent history of paying and/or growing dividends. After employing the aforementioned screens, the result is a portfolio of approximately 60-80 stocks for inclusion in the Fund.
The Sub-Adviser will repeat the multi-step process and reallocate the Fund’s portfolio on a monthly basis.
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT RISKS
The following information is in addition to, and should be read along with, the description of the Fund’s principal investment risks in the sections titled “Fund Summary—Principal Investment Risks” above.
Dividend-Paying Common Equity Security Risk. The Fund will normally receive income from dividends that are paid by issuers of the Fund’s investments. The amount of the dividend payments may vary and depends on performance and decisions of the issuer. Poor performance by the issuer or other factors may cause the issuer to lower or eliminate dividend payments to investors, including the Fund. Additionally, these types of securities may fall out of favor with investors and underperform the broader market. Depending upon market conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available or may be highly concentrated in only a few market sectors.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. When markets are stressed, Shares could suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and APs to reduce their market activity or “step away” from making a market in ETF shares. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding investments may not successfully achieve the Fund’s investment objective given actual market trends. In addition, there is the risk that the Sub-Adviser’s investment process, techniques and analyses will not produce the desired investment results and the Fund may lose value as a result.
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
New Sub-Adviser Risk. Although the Sub-Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Sub-Adviser has limited experience managing investments for an ETF, which may limit the Sub-Adviser’s effectiveness.
Operational and Model Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Funds. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Funds to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Periodic Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio only on a monthly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the monthly reconstitution that are not predictive of the market’s performance for the subsequent monthly period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the monthly reconstitution. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Consumer Staples Sector Risk. The Fund is expected to have exposure to companies in the consumer staples sector. The consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this industry are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.
Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the Sub-Adviser’s belief that the stock may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits should their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that their valuations may fall or never rise. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless. The market may not agree with the Sub-Adviser’s assessment of a stock’s intrinsic value, and value stocks may fall out of favor with investors for extended periods of time.
FUND MANAGEMENT
Investment Adviser
Empowered Funds, LLC dba EA Advisers serves as the Fund’s investment adviser (the “Adviser”). The Adviser is located at 19 East Eagle Road Havertown, PA 19083 and is wholly-owned by Alpha Architect, LLC. The Adviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and provides investment advisory services to the Fund, other exchange-traded funds, and Alpha Architect, LLC, its parent company. The Adviser was founded in October 2013.
The Adviser provides trading, execution and various other administrative services and supervises the overall daily affairs of the Fund, subject to the general supervision and control of the Board. The Adviser performs its services to the Fund pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser. The Adviser is entitled to receive the following Advisory Fee: 0.35% (annual rate as a percentage of average daily net assets). During the fiscal period ended July 31, 2024, the aggregate advisory fee paid to the Adviser was $239,035.
The Adviser (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing these advisory services and all expenses of the Fund, except for the fee payment under the Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses (see the italicized items in the preceding sentence) and fees and expenses associated with the Fund’s securities lending program, if applicable.
The Advisory Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.
Investment Sub-Adviser
The Adviser has retained MarketDesk Indices LLC (the “Sub-Adviser”), an investment adviser registered with the SEC, to provide sub-advisory services for the Fund. The Sub-Adviser is organized as a Missouri limited liability company with its principal offices located at 1610 North Kingshighway Suite 301 Cape Girardeau, MO 63701. The Sub-Adviser was founded in 2022. The Sub-Adviser has discretionary responsibility to select the Fund’s investments in accordance with the Fund’s investment objectives, policies and restrictions. As of July 31, 2024, the Sub-Adviser had approximately $104 million in total assets under management.
The Sub-Adviser is not responsible for selecting broker-dealers or placing the Fund’s trades. Rather, the Sub-Adviser constructs the overall portfolio and provides trading instructions to the Adviser, and, in turn, the Adviser is responsible for selecting broker-dealers and placing the Fund’s trades.
For its services, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.18%.
Fund Sponsor
The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser pursuant to which the Sub-Adviser is also the sponsor of the Fund (“Fund Sponsor”). Under this arrangement, the Fund Sponsor has agreed to provide financial support to the Fund (as described below) and, in turn, the Adviser has agreed to share with the Fund Sponsor a portion of profits, if any, generated by the Fund’s Advisory Fee (also as described below). Every month, the Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser.
If the amount of the unitary management fee exceeds the Fund’s operating expenses and the Adviser-retained amount, the Adviser pays the net total to the Fund Sponsor. The amount paid to the Fund Sponsor represents both the sub-advisory fee and any remaining profits from the Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the entire sub-advisory fee, the sub-advisory fee is automatically waived.
If the amount of the unitary management fee is less than the Fund’s operating expenses and the Adviser-retained amount, Fund Sponsor is obligated to reimburse the Adviser for the shortfall.
The Adviser-retained amount represents an agreed upon fee arrangement between the Adviser and Fund Sponsor. This arrangement calls for the Fund Sponsor to pay the Adviser a fee and reimburse the Adviser for certain Fund operating expenses it paid pursuant to the Advisory Agreement.

APPROVAL OF ADVISORY AGREEMENTS & INVESTMENT SUB-ADVISORY AGREEMENTS
A discussion regarding the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund is available in the Fund’s semi-annual report for the period ended January 31, 2024.
PORTFOLIO MANAGERS
Mr. Jonathon Clements and Mr. Matthew Clements are the portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund.
Jonathon Clements earned his Bachelor of Science degree with a dual emphasis in Finance/Banking and Real Estate from the University of Missouri. Mr. Clements joined Goldman Sachs’s New York City office in 2015 as a Research Analyst within the Global Investment Research (GIR) division where he managed 15+ active ratings coverage within U.S. Large Cap Financial sectors. During his time at Goldman Sachs, Mr. Clements regularly spoke with c-suite executives and investor relations teams across the S&P 500 universe. Day-to-day activities included macro analysis, company- and industry-specific equity research reports, and building custom analytical and quantitative solutions for multi-billion-dollar institutional clients across the U.S. and Europe. In 2019, Mr. Clements co-founded MarketDesk to provide institutional research tools and analysis to the wealth management industry. Today, MarketDesk provides flat-fee Outsourced CIO (OCIO) services and asset allocation tools to family offices, wealth managers, and trust banks totalling over $28 billion in client assets.
Matthew Clements earned his Master of Accountancy from the University of Missouri. During his time at university, Mr. Clements served as a graduate teaching assistant for an Introduction to Accounting class. Mr. Clements joined Ernst & Young’s Financial Services Office in the Atlanta office in 2013 as a Senior Tax Accountant where he worked on the audits of insurance companies, banks, and real estate investment trusts. During his time at Ernst & Young, Mr. Clements regularly coordinated with accounting and tax directors and internal teams across both private and public companies. Day-to-day activities included tax consulting projects for clients, reviewing and advising on financial statements, and working alongside the audit teams within Ernst & Young. In 2019, Mr. Clements co-founded MarketDesk to provide institutional research tools and analysis to the wealth management industry. Today, MarketDesk provides flat-fee Outsourced CIO (OCIO) services and asset allocation tools to family offices, wealth managers, and trust banks totalling over $28 billion in client assets. Mr. Clements is a Certified Public Accountant (CPA®).
The Fund’s SAI provides additional information about the portfolio managers, including other accounts each manages, their ownership in the Fund, and compensation.
OTHER SERVICE PROVIDERS
Quasar Distributors, LLC (“Distributor”) serves as the distributor of Creation Units (defined above) for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, is the administrator, fund accountant, and transfer agent for the Fund.
U.S. Bank National Association is the custodian for the Fund.
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
THE EXCHANGE
Shares are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing or trading of Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
BUYING AND SELLING FUND SHARES
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash.
Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Fund. APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.
Except when aggregated in Creation Units, Shares are not redeemable with the Fund.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Shares you must buy.
Shares of the Fund are listed on the Exchange under the following symbol:

Fund	Trading Symbol
MarketDesk Focused U.S. Dividend ETF	FDIV
The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.
Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.
Share Trading Prices. The trading prices of Shares may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand for Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of the Fund’s portfolio every fifteen seconds during regular U.S. trading hours. This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.
Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
ACTIVE INVESTORS AND MARKET TIMING
The Board has evaluated the risks of market timing activities by the Fund’s shareholders. The Board noted that Shares can be purchased and redeemed directly from the Fund only in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a reallocation of the Fund’s investments), such trades may benefit Fund shareholders by increasing the tax efficiency of the Fund. The Board also noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. In addition, the Fund will impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.
DISTRIBUTION AND SERVICE PLAN
The Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.
NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
The Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.
To the extent the Fund holds securities that may trade infrequently, fair valuation may be used more frequently. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust maintains a website for the Fund at www.marketdeskindices.com. Among other things, the website includes this Prospectus and the SAI, the Fund’s annual and semi-annual reports to shareholders, financial information, holdings, and proxy information. The website shows the Fund’s daily NAV per share, market price, and premium or discount, each as of the prior business day. The website also shows the extent and frequency of the Fund’s premiums and discounts. Further, the website includes the Fund’s median bid-ask spread over the most recent thirty calendar days.
Each day the Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at www.marketdeskindices.com. A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

INVESTMENTS BY OTHER INVESTMENT COMPANIES
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by Rule 6c-11, Rule 12d1-4, or an exemptive order of the SEC.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•Your Fund makes distributions,
•You sell your Shares listed on the Exchange, and
•You purchase or redeem Creation Units.
Dividends and Distributions
Dividends and Distributions. The Fund has qualified and intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains it distributes to you. The Fund expects to declare and to distribute its net investment income, if any, to shareholders as dividends quarterly. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Avoid “Buying a Dividend.” At the time you purchase Shares of the Fund, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Taxes
Tax Considerations. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For U.S. federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by certain shareholders at long-term capital gain rates provided certain holding period requirements are met.
Taxes on Sales of Shares. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss will generally be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. The Fund also must backup withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to applicable state and local taxes.
Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might not be deductible.
Under current U.S. federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Foreign Tax Credits. If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. federal withholding tax at a 30% or lower treaty rate and are subject to special U.S. federal tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. federal withholding tax is provided for capital gain dividends paid by the Fund from long-term capital gains, if any. However, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends may be exempt from U.S. withholding provided the Fund makes certain designations and other requirements are met. Furthermore, notwithstanding such exemptions from U.S. federal withholding at the source, any such dividends and distributions of income and capital gains will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. In addition, U.S. estate tax may apply to Shares of the Fund.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on (i) income dividends paid by the Fund, and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have gained (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table below has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
MARKETDESK FOCUSED U.S. DIVIDEND ETF

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)(5)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(6)
For the Period September 19, 2023(7) to July 31, 2024	$24.97	0.62	3.26	3.88	(0.53)	(0.53)	$28.32	15.69%	$103,931	0.35%	2.71%	87%
(1)Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)For periods of less than one year, these ratios are annualized.
(4)Net expenses include effects of any reimbursement or recoupment.
(5)Net expenses do not include expenses of the investment companies in which the Fund invests.
(6)Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.
(7)Commencement of operations.

If you would like more information about the Fund and the Trust, the following documents are available free, upon request:
ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund is available in its annual and semi-annual reports to shareholders and in Form N-CSR. The annual report explains the market conditions and investment strategies affecting the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
STATEMENT OF ADDITIONAL INFORMATION
The SAI dated November 30, 2024, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.
To receive a free copy of the latest annual or semi-annual report, or the SAI, or to request additional information about the Fund, please contact us as follows:

Call:	(215) 330-4476

Write:	19 East Eagle Road
Havertown, PA 19083

Visit:	www.marketdeskindices.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by e-mail request to publicinfo@sec.gov.

Investment Company Act File No. 811-22961.

MARKETDESK FOCUSED U.S. DIVIDEND ETF
Ticker Symbol: FDIV
Listed on The Nasdaq Stock Market LLC
STATEMENT OF ADDITIONAL INFORMATION
November 30, 2024

This Statement of Additional Information (“SAI”) describes the MarketDesk Focused U.S. Dividend ETF (the “Fund”), a series of the EA Series Trust, formerly known as Alpha Architect ETF Trust (the “Trust”). Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund, and MarketDesk Indices LLC (“Sub-Adviser”), serves as sub-adviser to the Fund. Quasar Distributors, LLC (the “Distributor”) serves as the Distributor for the Fund.
Shares of the Fund are neither guaranteed nor insured by the U.S. Government.
This SAI, dated November 30, 2024, as supplemented from time to time, is not a prospectus. It should be read in conjunction with the Fund’s Prospectus, dated November 30, 2024, as supplemented from time to time, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling (215) 330-4476 or visiting www.marketdeskindices.com.
The most recent Form N-CSR for the Fund, which includes the Fund’s audited financial statements dated July 31, 2024, is incorporated by reference into this SAI. A copy of the Fund’s annual and semi-annual reports may be obtained without charge by writing to Empowered Funds, LLC dba EA Advisers, 19 East Eagle Rd, Havertown, PA 19083, calling (215) 330-4476 or visiting www.marketdeskindices.com.

i

GLOSSARY
The following terms are used throughout this SAI, and have the meanings used below (note that various other terms are defined in the text of this SAI):
“1933 Act” means the Securities Act of 1933, as amended.
“1934 Act” means the Securities Exchange Act of 1934, as amended.
“Adviser” means Empowered Funds, LLC dba EA Advisers.
“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the Fund’s Creation Units.
“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.
“Board” or “Trustees” means the Board of Trustees of the Trust.
“Business Day” means any day on which the Trust is open for business.
“Cash Component” means an amount of cash consisting of a Balancing Amount calculated in connection with creations.
“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount calculated in connection with redemptions.
“Code” means the Internal Revenue Code of 1986, as amended.
“Creation Unit” means an aggregation of a specified number of Shares that the Fund issues and redeems on a continuous basis at NAV.
“Distributor” means Quasar Distributors, LLC.
“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.
“DTC” means the Depository Trust Company.
“Exchange” means The Nasdaq Stock Market LLC.
“ETF” means an exchange-traded fund.
“FINRA” means the Financial Industry Regulatory Authority.
“Fund” means a series of the Trust described in this SAI: MarketDesk Focused U.S. Dividend ETF.
“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from the Fund.
“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.
“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of the Fund.
“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.
“Investment Company Act” or “1940 Act” means the Investment Company Act of 1940, as amended.
“IRS” means the Internal Revenue Service.
“NAV” means the net asset value of the Fund.
“NSCC” means the National Securities Clearing Corporation.
“NYSE” means the New York Stock Exchange, Inc.

1

“Prospectus” means the Fund’s Prospectus, dated November 30, 2024, as amended and supplemented from time to time.
“SAI” means this Statement of Additional Information, dated November 30, 2024, as amended and supplemented from time to time.
“SEC” means the United States Securities and Exchange Commission.
“Shares” means the shares of the Fund.
“Sub-Adviser” means MarketDesk Indices LLC.
“Transaction Fee” is a fee that may be imposed to compensate the Trust or its custodian for costs incurred in connection with transactions for Creation Units. The Transaction Fee, when applicable, is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to the Fund, see “Transaction Fees” in this SAI.
“Trust” means the EA Series Trust (formerly known as Alpha Architect ETF Trust), a Delaware statutory trust.
“Underlying Funds” means the other funds or ETFs in which the Fund may invest.
TRUST AND FUND OVERVIEW
The Trust is a Delaware statutory trust formed on October 11, 2013. The Trust is an open-end management investment company registered under the Investment Company Act. The investment objective of the Fund is to seek capital appreciation with a higher dividend yield compared to a broad-based index of U.S. large-cap dividend paying securities. The offering of the Shares is registered under the 1933 Act.
This SAI relates only to the following Fund: MarketDesk Focused U.S. Dividend ETF.
Diversification
The Fund is a diversified ETF. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities in an amount not greater than 5% of its total assets in any one issuer or may not hold greater than 10% of the securities of one issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security.
However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.
The Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares together with the deposit of a specified cash payment, or, in certain limited circumstances, for an all cash payment. Shares of the Fund are listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.
Unlike mutual funds, Shares are not individually redeemable securities. Rather, the Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units. Shares will not be issued or redeemed except in Creation Units.
In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from the Fund and Transaction Fees — is not relevant to most retail investors because it applies only to transactions for Creation Units and most retail investors do not transact for Creation Units.

2

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
EXCHANGE LISTING AND TRADING
Shares of the Fund are listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV, because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.
The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio securities. Under the policy, portfolio holdings of the Fund, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.marketdeskindices.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.
INVESTMENT POLICIES AND RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.
The investment policies enumerated in this section may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund’s outstanding voting securities, except as noted below:
1. The Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
2. The Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
3. The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

3

4. The Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
5. The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.
6. The Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
7. The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act.
8. The Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of its holdings in the securities of such issuer exceeds 5% of the value of its total assets, or (b) it owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).
The following notations are not considered to be part of the Fund’s fundamental investment limitation and are subject to change without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation. Thus, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder, as described below.
With respect to the fundamental investment limitation relating to borrowing set forth in (1) above, pursuant to Section 18(f)(1) of the Investment Company Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.
With respect to the fundamental investment restriction regarding real estate set forth in (4) above, the Fund will not make direct investments in real estate unless acquired as a result of ownership of securities or other instruments. Although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate.
With respect to the fundamental investment limitation relating to lending set forth in (6) above, this means that the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties. The fundamental investment limitation relating to lending restricts, but does not prevent entirely, the Fund’s (i) lending of portfolio securities, (ii) purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) use of repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
With respect to the fundamental investment limitation relating to concentration set forth in (7) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than 25% of the Fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future.
For purposes of applying the limitation set forth in the concentration policy, the Fund, with respect to its equity holdings, may use the FactSet Revere Business Industry Classification System, Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification

4

System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Adviser and/or the Sub-Adviser) to identify each industry. Securities of the U.S. government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.
Further, for purposes of complying with the concentration policy noted above, except as described below, the securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the Investment Company Act, are not considered to be issued by members of any industry. However, when the Fund invests in an unaffiliated Underlying Fund, the Fund will include the industry of that Underlying Fund if the Underlying Fund concentrates in an industry as part of its investment strategy. Otherwise, the Fund does not include the industry assigned to non-concentrated unaffiliated Underlying Funds for purposes of complying with the Fund’s concentration policy. Additionally, if the Fund invests in an affiliated Underlying Fund, it will consider the underlying holdings of the affiliated Underlying Fund for purposes of complying with the Fund’s concentration policy.
The Fund’s method of applying the limitation set forth in its concentration policy may differ from the methods used by the Trust’s other series.
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
The investment objective, principal strategies of, and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Fund may be changed without shareholder approval.
Securities Lending
The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.
To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline.
For each loan, the borrower usually must maintain with the Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).
The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.
The Adviser will retain lending agents on behalf of the Fund that are compensated based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

5

Preferred Stocks
The Fund may invest in exchange-listed preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.
Depositary Receipts
The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
Repurchase Agreements
The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.
Cash Items
The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.
U.S. Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.
As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.

6

In addition to investing directly in U.S. government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.
Illiquid Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if immediately after the acquisition, such securities would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such liquidity determinations it primarily takes into account the average daily volume of trades. In addition, it may take into account a number of other factors in reaching liquidity decisions, including but not limited to: (1) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (2) the willingness of dealers to undertake to make a market in the security; and (3) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In connection with the implementation of the SEC’s liquidity risk management rule and the liquidity risk management program of the Trust applicable to the Fund, the term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.
An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the securities are liquid.
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.
Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.
Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies to the extent permitted by the Investment Company Act, SEC rules thereunder and exemptions thereto. The market price for ETF shares may be higher or lower than, respectively, the ETF’s NAV. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, investments by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF.
The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the Investment Company Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or

7

(iii) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may invest in the securities of other investment companies beyond these limits if, for example, the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder or Rule 12d1-4. Section 12(d)(1)(B) prohibits another investment company from selling its shares to the Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC or rule promulgated under the Act.
Portfolio Turnover
The following table shows information on the Fund’s portfolio turnover rate for the most recent fiscal period.

Fiscal Period Ended July 31,
2024*
MarketDesk Focused U.S. Dividend ETF	87%
* For the fiscal period September 19, 2023 (commencement of operations) to July 31, 2024.
Cybersecurity Risk
The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.
MANAGEMENT OF THE FUND
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

8

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	59	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	59	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	59	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder, Chief Executive Officer, and Chief Investment Officer, Alpha Architect, LLC (2014–present); Chief Compliance Officer, Alpha Architect (2023–present).	59	None
* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

9

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Michael D. Barolsky Born: 1981	President	Since 2024	Chief Executive Officer, EA Advisers (2024–present); Senior Vice President, U.S. Bank Global Fund Services (2019–2024).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (2023–present); Vice President, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President, U.S. Bank Global Fund Services (2018–2021).
Sean R. Hegarty, CPA Born: 1993	Treasurer	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President, U.S. Bank Global Fund Services (2018–2022).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021–2023); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Technology Officer, EA Advisers (2023–present); Assistant Operating Officer, EA Advisers (2022–2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Since 2024	Assistant Operating Officer, EA Advisers (2023–present); Vice President, U.S. Bank Global Fund Services (2020–2023); Assistant Vice President, U.S. Bank Global Fund Services (2016–2020).
Trustee Qualifications
Information on the Trust’s Trustees and Officers appears above including information on the business activities of Trustees during the past five years. In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his duties and fiduciary obligations. The Board believes that the specific background of each Trustee evidences such ability and is appropriate to his serving on the Board. As indicated, Dr. Dorn holds an academic position in the area of finance. Dr. Pagano holds an academic position in the area of finance. Dr. Gray is the Founder and Executive Managing Member of the Adviser and Empirical Finance, LLC d/b/a Alpha Architect. Mr. Oguh is a financial technology entrepreneur, business executive and former mutual fund / ETF analyst.
Board Structure
Dr. Gray is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.
The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be

10

shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form more than a majority of the Board and can request presentations and agenda topics at Board meetings.
The Board intends to hold four regularly scheduled meetings each year, at least two of which shall be in person (or during the current Covid pandemic, virtually, via video conference). The Board may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted), to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person (or virtually, if permitted) meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted).
The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund Complex.
The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. As part of its oversight function, the Board monitors each of the Adviser’s and Sub-Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation reports and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, the Sub-Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.
The Board generally exercises its oversight as a whole but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.
Committees
The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.
Dr. Pagano serves as the Audit Committee Chairman. The purposes of the Audit Committee are to: (1) oversee generally the Fund Complex’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity and objectivity of the Fund Complex’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund Complex’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. For the fiscal year ended July 31, 2024, the Audit Committee met six times.
The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Persons”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the

11

Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. For the fiscal year ended July 31, 2024, the Nominating Committee did not meet as there were no Board vacancies.
Compensation of Trustees
The Trust’s officers and any interested Trustees receive no compensation directly from the Trust.
The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.
Independent Trustees are paid an annual retainer for their services, including attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. In addition, each Independent Trustee is entitled to reimbursement for reasonable out-of-pocket expenses for educational resources, including attending educational programs to stay informed about industry and regulatory developments. The Trust has no pension or retirement plan.
The table shows the compensation paid to Trustees for the fiscal year ended July 31, 2024 by the Fund Complex.*

	Compensation	Compensation Deferred	Total Compensation from the Fund Complex Paid to Trustee
Independent Trustees
Emeka O. Oguh	$126,083	$0	$126,083
Daniel Dorn	$133,083	$0	$133,083
Michael S. Pagano**	$132,833	$0	$132,833
Interested Trustee
Wesley R. Gray***	$0	$0	$0
* The Adviser, and not the Fund, is responsible for compensating the Trustees.
** Dr. Pagano receives additional compensation in his role as Audit Committee Chair.
*** Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

12

Equity Ownership of Trustees
The following table sets forth the name and dollar range of equity securities of the Fund owned by Trustees as of December 31, 2023.

	Dollar Range of Equity Securities Owned
	MarketDesk Focused U.S. Dividend ETF	Aggregate Dollar Range of Shares (All Funds in the Complex)
Independent Trustees
Emeka O. Oguh	$0	$1-$10,000
Daniel Dorn	$0	$50,001-$100,000
Michael S. Pagano	$0	Over $100,000
Interested Trustee
Wesley R. Gray	$0	Over $100,000
As of the date of this SAI, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser, investment sub-adviser, or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, investment sub-adviser, or principal underwriter of the Trust.
Codes of Ethics
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, each of the Adviser and Sub-Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings (“IPOs”). Copies of the Codes of Ethics are on file with the SEC, and are available to the public.
Under the Adviser’s Code of Ethics, the personnel of the Adviser are permitted to invest in the same securities as held by the Fund. However, the trading of such investments are subject to blackout periods. Copies of the Codes of Ethics are on file with the SEC, and are available to the public. While the Codes of Ethics are reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective, however.
Under its Code of Ethics, the personnel of the Sub-Adviser are permitted to invest in the same securities as held by the Fund. However, the trading of such investments is subject to blackout periods. While the Code of Ethics is reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective, however.
Proxy Voting
The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Fund’s portfolios. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.
The Trust will annually disclose its complete proxy voting record for the year ended June 30 on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling (215) 330-4476. The Trust’s Form N-PX also is available on the SEC’s website at www.sec.gov and on the Fund’s website at www.marketdeskindices.com.

13

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A “control person” is one who owns beneficially or through controlled companies more than 25% of the voting securities of a fund or acknowledges the existence of control. A “principal shareholder” is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund.
As a controlling shareholder, the shareholder could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. The following table sets forth the name, address, and percentage of ownership of person who is known by the Trust to be either a control person or principal shareholder of the Fund as of November 1, 2024:

Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
Charles Schwab & Co., Inc. 3000 Schwab Way Westlake, TX 76262	63.71%	N/A	N/A	Record
National Financial Services, LLC 245 Summer Street Boston, MA 02210	21.84%	N/A	N/A	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	7.69%	N/A	N/A	Record
Management ownership
As of November 1, 2024, the Trustees and officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund.
INVESTMENT MANAGEMENT AND OTHER SERVICES
Investment Advisory Agreement
Under investment advisory agreements between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee
MarketDesk Focused U.S. Dividend ETF	0.35%
The Adviser, in turn, compensates the Sub-Adviser from the management fee the Adviser receives.
The Adviser selects the Fund’s sub-adviser, oversees the sub-adviser’s management of the Fund, provides trading, execution and various other administrative services and supervises the overall daily affairs of the Fund, subject to the general supervision and control of the Board. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a limited liability company organized under the laws of Pennsylvania. The address of the Adviser is 19 East Eagle Road, Havertown, PA 19083. The Adviser is wholly-owned by Alpha Architect, LLC. The Adviser was founded in October 2013 and provides investment advisory services to the Fund, other exchange-traded funds, and Alpha Architect, LLC, its parent company.

14

The following table summarizes the affiliated persons of the Fund who are also affiliated persons of the Adviser.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH ADVISER
Wesley R. Gray, PhD	Trustee and Chairman of the Trust	Executive Managing Member
Michael D. Barolsky	President	Chief Executive Officer
Alyssa M. Bernard	Secretary	General Counsel
Sean Hegarty	Treasurer	Chief Operating Officer
Jessica Leighty	Chief Compliance Officer	Chief Compliance Officer
Brian P. Massaro	Assistant Treasurer	Chief Technology Officer
Elizabeth Winske	Assistant Treasurer	Assistant Operating Officer
Under the Advisory Agreement, the Adviser bears all of the costs of the Fund, except for the advisory fee, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
The Advisory Agreement with respect to the Fund will remain in effect for an initial term of two years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of any person thereto, cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Advisory Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.
The table below shows the total advisory fees in dollars at the advisory fee rate for the fiscal period ended July 31:

Advisory Fees
Fiscal period September 19, 2023* through July 31, 2024	$239,035
*Commencement of Fund operations.
Investment Sub-Adviser
The Trust, on behalf of the Fund, and the Adviser have retained MarketDesk Indicies, LLC 1610 North Kingshighway Suite 301 Cape Girardeau, MO 63701, to serve as sub-adviser for the Fund. Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for selecting the investments for the Fund in accordance with the investment objective, policies and limitations of the Fund. The Sub-Adviser is not responsible for selecting broker-dealers or placing the Fund’s trades. Rather, the Sub-Adviser constructs the overall portfolio and provides trading instructions to the Adviser and, in turn, the Adviser is responsible for selecting broker-dealers and placing the Fund’s trades.
For the services it provides to the Fund, the Sub-Adviser is entitled to receive a management fee, which is calculated daily and payable monthly, at an annual rate based on the Fund’s average daily net assets multiplied by the sub-advisory fee of 0.18%. The payment of a management fee by the Adviser to the Sub-Adviser is subject to the terms of the Fund sponsorship agreement described below.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and holders of a majority of the outstanding Shares, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or virtually if then-permitted) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the

15

outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by vote of a majority of the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, or by the Adviser, upon 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, fraud, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The following table summarizes the affiliated persons of the Fund that are also affiliated persons of the Sub-Adviser.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH SUB-ADVISER
Jonathon Clements	Portfolio Manager	Member
Matthew Clements	Portfolio Manager	Member, Chief Compliance Officer
The table below shows the maximum total sub-advisory fees in dollars at the sub-advisory fee rate for the fiscal period ended July 31:

Sub-Advisory Fees
Fiscal period September 19, 2023* through July 31, 2024	$122,932
*Commencement of Fund operations.
Sponsor
The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser, under which the Sub-Adviser assumes the Adviser’s obligation to pay some of the Fund’s expenses, including its own sub-advisory fee. Although the Sub-Adviser has agreed to be responsible for paying some of the Fund’s expenses, the Adviser retains the ultimate obligation to the Fund to pay them. The Sub-Adviser will also provide marketing support for the Fund, including preparing marketing materials related to the Fund. For these services and payments, the Sub-Adviser is entitled to share in the potential profits generated by the management and operation of the Fund.
Custodian
U.S. Bank National Association (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212, serves as the Custodian of the Fund’s assets. The Custodian has agreed to: (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments and (3) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
Administrator, Fund Accountant and Transfer Agent
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator” or “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, WI 53202, serves as Administrator and Fund Accountant to the Fund. The Administrator provides the Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent of the Fund’s assets. The Transfer Agent has agreed to: (1) issue and redeem shares of the Fund in Creation Units, (2) make dividend and other distributions to shareholders of the Fund, (3) maintain shareholder accounts and (4) make periodic reports to the Fund. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by the Adviser from its fees.

16

For the fiscal period indicated below, the Adviser paid the following fees to the Administrator:

Aggregate Servicing Fees Paid to Administrator
Fiscal period September 19, 2023* through July 31, 2024	$18,093
*Commencement of Fund operations.
Securities Lending Agent
U.S. Bank National Association is the Fund’s securities lending agent. The dollar amounts of gross and net income from securities lending activities received and the related fees and/or compensation paid by the Fund during the fiscal period ended July 31, 2024 are set forth in the following table.

Gross Income	Revenue Split*	Cash Management Fees**	Administrative Fees***	Rebates (Paid to Borrower)	Aggregate Fees/Compensation	Net Income
$8,531	$(53)	$(222)	$0	$(8,043)	$(8,318)	$213
*Any share of revenue generated by the securities lending program paid to the securities lending agent(s).
**Fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split.
***Administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split.
PORTFOLIO MANAGERS
The following table shows the number of other accounts managed by the portfolio managers and the reporting information is provided as of July 31, 2024:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Jonathon Clements and Matthew Clements
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
The following table provides the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of July 31, 2024:

Dollar Range of Equity Securities Owned
MarketDesk Focused U.S. Dividend ETF
Jonathon Clements	$100,001-$500,000
Matthew Clements	$100,001-$500,000
Potential Conflicts of Interest
A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his/her management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size,

17

timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.
Sub-Adviser – Portfolio Managers
The Sub-Adviser has established policies and procedures reasonably designed to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.
Compensation
Sub-Adviser – Portfolio Manager
Jonathon Clements and Matthew Clements are owners of the Sub-Adviser, and their compensation is based on the success (profitability) of the Sub-Adviser.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Brokerage Transactions
Depending on prevailing market conditions, portfolio changes will generally be implemented through in-kind transactions (including a Cash Component or Cash Redemption Amount as applicable) for Creation Units or, in certain limited circumstances, through cash-only transactions for Creation Units. In connection with an in-kind component, the Adviser may nonetheless execute brokerage transactions for the Fund and the Fund may incur brokerage commissions, particularly during the early stages of the Fund’s development or in the case of transactions involving realized losses. In connection with the cash component (or with an all-cash transaction), the Adviser will execute brokerage transactions for the Fund in connection with portfolio changes. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.
In addition, the Adviser may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.
For the fiscal period indicated below, the Fund paid the following amounts in brokerage commissions:

Brokerage Commissions
Fiscal period September 19, 2023* through July 31, 2024	$28,244
*Commencement of Fund operations.
Brokerage Selection
The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser

18

may not select a broker-dealer based on the lowest commission rate available for a particular transaction. The Adviser does not currently use soft dollars.
Brokerage with Fund Affiliates
Although not expected, the Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically. For the fiscal period ended July 31, 2024, the Fund did not execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor.
Securities of “Regular Broker-Dealers”
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Fund may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. For the fiscal period ended July 31, 2024, the Fund did not hold any securities of “regular broker dealers” to report.
THE DISTRIBUTOR
Quasar Distributors, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the Distributor for the Fund.
Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
The Board has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, the Fund is authorized to pay an amount of 0.25% of its average daily net assets each year for certain distribution-related activities. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by any Fund under the Plan. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis. If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.
The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees, and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (the “Rule 12b-1 Trustees”), cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund

19

Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.
ACCOUNTING AND LEGAL SERVICE PROVIDERS
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
Legal Counsel
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
ADDITIONAL INFORMATION CONCERNING SHARES
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on October 11, 2013 and has authorized capital of an unlimited number of Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of multiple series, including the Fund discussed in this SAI. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders if the Investment Company Act does not require such a meeting, which it does not. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders. Shareholders holding two-thirds of Shares outstanding of the Trust may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.
All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights. The Trust’s Agreement and Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of the Fund.
The Trust’s Agreement and Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.
If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.
Book Entry Only System
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”
DTC acts as Securities Depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

20

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Transactions in Creation Units
The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units.
The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust and make a corresponding change in the number of Shares in a Creation Unit.

21

To purchase or redeem any Creation Units from the Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the NSCC or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.
Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”
Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.
Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.
Purchasing Creation Units
Fund Deposit. The consideration for a Creation Unit of the Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment (“Cash Value”), as determined by the Adviser to be in the best interest of the Fund.
The Cash Component will typically include a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.
The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for the Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit.
The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by the Adviser are implemented for the Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding. The Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.
Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.
Cash in lieu. The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. The Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Creation Basket may not be available

22

in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Creation Basket. The Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash in lieu are considered to be “custom orders.”
Order Cut-Off Time. For an order involving a Creation Unit to be effectuated at the Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”). The Business Day following the day on which such an order is submitted to purchase Creation Units of the Fund is referred to as the “Order Placement Date.”
The Order Cut-Off Time for orders to purchase Creation Units for the Fund is 4:00 p.m. Eastern time.
Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m., Eastern time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.
Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and additional cash is included in a Fund Deposit or Fund Redemption in lieu of such security. Custom orders may be required to be received by the Distributor by 3:00 p.m., Eastern time to be effectuated based on the Fund’s NAV on that Business Day.
In all cases, cash and securities should be transferred to the Fund by the “Settlement Date,” which, unless extended as noted below, is generally the Business Day immediately following the Transmittal Date. The Settlement Date may be extended if deemed to be in the best interests of the Fund and its shareholders by the Adviser. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.
Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for the Fund may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).
Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.
Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must

23

be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.
An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component and applicable Transaction Fee by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Generally, the delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the order is deemed received by the Distributor. The Settlement Date may be extended if deemed to be in the best interests of the Fund and its shareholders by the Adviser. Authorized Participants that submit a canceled order will be liable to the Fund for any losses resulting therefrom.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee.
While, as stated above, Creation Units are generally delivered the following Business Day, and generally no later than the second Business Day following the day on which the order is deemed received by the Distributor, except the Fund may settle Creation Unit transactions on a basis other than the one described above in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iii) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (iv) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.
Issuance of a Creation Unit. Once the Fund has accepted a creation order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Kind-Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee. The delivery of

24

Creation Units will generally occur no later than the second Business Day following the Transmittal Date for securities.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to the Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.
Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the Fund for any losses resulting therefrom.
To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.
Transaction Fees
Authorized Participants may be required to pay a Transaction Fee as set forth in the table below to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions (“Transaction Costs”):

Fund	Standard Transaction Fee	Variable Charge
MarketDesk Focused U.S. Dividend ETF	$300*	Up to 2.00%
*The Transaction Fee may be higher for transactions outside the Clearing Process. In addition, one half of the Transaction Fee may be waived in conjunction with rebalancing transactions.
The Standard Transaction Fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the table above, certain Fund Deposits

25

consisting of cash-in-lieu or Cash Value may be subject to a variable charge, which is payable to the Fund, of up to 2.00% of the value of the order in addition to the standard Transaction Fee. The Standard Transaction Fee may be waived on certain orders if the Trust’s custodian has determined to waive the Transaction Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders, e.g., for cash creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
The Fund may adjust the Transaction Fee from time to time. The Standard Transaction Fee is based, in part, on the number of holdings in the Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings change. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee by such intermediary for such services.
Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees as described above. A cash purchase may cause the Fund to incur certain costs that it would not have had the purchase been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by the Fund. To the extent that these costs are not offset by the Transaction Fees the Fund’s NAV will be negatively impacted.
Redeeming Creation Units
Fund Redemptions. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or an all cash payment (“Cash Value”), in all instances equal to the value of a Creation Unit.
There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the Fund.
The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by the Adviser or Transfer Agent. The Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.
In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions for the Fund may be subject to a variable charge, as explained above. If applicable, information about the Cash Value will be made available by the Adviser or Transfer Agent.
From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for the Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding.
The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which

26

disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Cash in lieu. The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. The Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Redemption Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Redemption Basket. The Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All redemption orders involving cash in lieu are considered to be “custom redemptions.”
Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.
An Authorized Participant submitting a redemption order is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the Fund.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption

27

Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).
The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described above).
The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
Delivery of Redemption Basket. Once the Fund has accepted a redemption order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee, if applicable. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee, if applicable, will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor

28

will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees, if applicable. Brokerage commissions incurred in connection with the Trust providing a redemption in cash will be at the expense of the Fund and these expenses will affect the value of all Shares of the Fund. The Adviser, in its discretion, may adjust the Transaction Fees to protect existing Fund shareholders.
DETERMINATION OF NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
The Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents using current exchange rates deemed appropriate for the Fund, which approximates fair value.
If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Subject to its oversight, the Board has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to the Adviser, pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports.
Repurchase agreements are generally valued at par. Pricing services will be used to determine the value of a fixed income investment. In certain circumstances, short-term instruments may be valued on the basis of amortized cost.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus.

29

TAXES
The following is a summary of certain additional material tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Taxes” section is based on the Code and applicable U.S. Treasury Regulations in effect on the date of this SAI. Future legislative, regulatory, or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account (“IRA”), other tax-exempt entity, dealer in securities, or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes Shares are held by U.S. shareholders and that such Shares are held as capital assets.
A U.S. shareholder is a beneficial owner of Shares of the Fund that is for U.S. federal income tax purposes:
•a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has a valid election in effect under applicable U.S. Treasury Regulations to be treated as a U.S. person.
A “Non-U.S. investor” is a beneficial owner of Shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership holding the Shares should consult its own tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.
The description below is for general information only and is not tax advice. All investors should consult their own tax advisors as to the U.S. federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund
The Fund is treated as a separate corporation for U.S. federal income tax purposes. Losses in the Fund do not offset gains in another fund in the Fund Complex and the requirements (other than certain organizational requirements) for qualifying for RIC status as described below are determined at the Fund level rather than the Trust level.
The Fund has elected and intends to qualify each year as a RIC under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
To qualify for treatment as a RIC, the Fund must satisfy the following requirements:
•Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

30

•Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”). See “Tax Treatment of Portfolio Transactions – Investments in Partnerships and QPTPs” below.
•Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (i) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (ii) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
If the Fund fails this Income Requirement as long as such failure was due to reasonable cause and not willful neglect it is subject to a penalty for non-compliance, which is generally is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.
Similarly, if the Fund fails the Asset Diversification Test and the failure is not de minimis, the Fund can cure failure if: (i) it files with the U.S. Treasury Department a description of each asset that caused it to fail the Asset Diversification Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the Fund equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of Asset Diversification Test failure by the assets that caused the Fund to fail the Asset Diversification Test.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. Certain aspects of equalization accounting are uncertain under current law. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for U.S. federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a RIC the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at regular U.S. federal corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a RIC in any

31

given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such a course of action to be beneficial to shareholders.
To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Requirement, the Asset Diversification Test, and the Distribution Requirement for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent five years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.
Portfolio Turnover. For investors that hold their Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions – Distributions of Capital Gain” below. For Non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “Short-Term Capital Gain Dividends and Interest Related Dividends” below.
Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
At July 31, 2024, the Fund had the following capital loss carryforwards.

Fund	Unlimited Short Term Capital Loss Carryover	Unlimited Long Term Capital Loss Carryover
MarketDesk Focused U.S. Dividend ETF	$(1,636,000)	$–
Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it

32

had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of Capital Gain” below). A “qualified late year loss” includes:
(i)any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(ii)the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.
Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest U.S. federal corporate tax rate (currently 21%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.
U.S. Federal Excise Tax. To avoid a 4% non-deductible U.S. federal excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for U.S. federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay the U.S. federal excise tax.
Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.
Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

33

Taxation of Fund Distributions
This section applies to U.S. shareholders.
The Fund anticipates distributing all or substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations.”
Distributions of Capital Gain. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund.
Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its Shares; any excess will be treated as gain from the sale of its Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Shares (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).
Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is

34

subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.
U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare Tax. A 3.8% U.S. federal Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (i) the shareholder’s net investment income or (ii) the amount by which the shareholder’s modified adjusted gross income exceeds certain thresholds based on filing status. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.

35

Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder. Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share that recognize “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisor concerning the consequences of investing in the Fund.
Sales and Redemption of Shares
This section applies to U.S. shareholders.
Sales and redemptions (including redemptions in kind) of Shares are taxable transactions for U.S. federal and state income tax purposes. If you redeem your Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might not be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it would had it redeemed Creation Units in-kind.
Tax Basis Information. The Fund is required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. If you hold your Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

36

The Fund has selected the highest cost method to calculate cost basis information. Highest cost is a tax lot identification method that selects the Shares with the highest price for sale. It is specifically designed to limit gains. Under the highest cost method, the shareholder’s tax lot with the highest cost basis is sold first so as to minimize gains or maximize losses, depending on market movement since the purchase date.
The highest cost method does not consider the length of time you held your Shares. If your Shares consist of several tax lots and they consist of both long- and short-term holdings, highest cost may deliver the lowest gains but not the lowest tax rate, due to the difference between short- and long-term capital gains tax rates.
When selling at a loss, highest cost also fails to distinguish between two positions that may be similar in cost where one is a long-term holding and the other is a short-term holding. You may want to consult a tax advisor as to whether or not the use of the short-term holding is better for your particular situation. Should the market price of the security rise over time, holding the long-term tax lot will mean you will be taxed at long-term capital gains rates, should you sell those securities for a profit. Highest cost is generally an attractive methodology for short-term holdings, except when the market has risen dramatically.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.
Reportable Transactions. Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of certain threshold amounts, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisors to determine the suitability of Shares as an investment through such plans, and the precise effect of an investment on their particular tax situation.
If you invest in the Fund through an IRA or other retirement plan, you should consult with your own tax advisor on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59-1/2. Certain minimum distribution requirements may also apply to IRAs or retirement plans. Failure to follow these requirements and other applicable requirements may result in significant additional taxes and penalties. It is your responsibility to ensure that you comply with these and other requirements.
Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Objective, Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization, of certain gains or losses.

37

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.
Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a RIC.
Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
PFIC Investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. The designation of a foreign security as a PFIC security will cause its income dividends to not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such Shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a qualified publicly traded partnership (“QPTP”) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (i) the interests in which are traded on an established securities market, (ii) that is treated as a partnership for U.S. federal income tax purposes, and (iii) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to

38

RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For U.S. federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for qualified dividend income nor the dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.
Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the security. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in ETFs. To the extent the Fund invests in ETFs, the Fund generally intends to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Fund receives from such ETFs should be qualifying income for purposes of the Fund satisfying the “Income Requirement” (as defined above under the heading “Taxes”). However, the Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the Income Requirement. The Fund anticipates monitoring its investments in such ETFs so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.
Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.
Options, Futures and Forward Contracts, Straddles, and Swap Agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by the Fund may be considered “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% U.S. federal excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.
Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing and character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the Fund’s taxable income for the taxable year in which such losses are realized. Because only a few U.S. Treasury Regulations

39

implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund which generally would be taxed as ordinary income when distributed to shareholders.
The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.
The key features of the straddle rules are as follows:
•The Fund may have to wait to deduct any losses. If the Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.
•The Fund’s capital gain holding period may get clipped. The moment the Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If the Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.
•Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.
•The Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible but must be capitalized (added to cost basis).
Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which generally will be taxed to shareholders either as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.
Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be affected. The Trust intends to monitor developments in this area.
Certain requirements that must be met under the Code in order for the Fund to qualify as a RIC, including the Income Requirement and Asset Diversification Test applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.
In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Fund for U.S. federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in the Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or U.S. Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions made by the Fund.

40

Short Sales. The Fund may engage in short sales of securities. In general, gain or loss on a short sale is recognized when the Fund closes the short sale by delivering the borrowed securities to the lender, not when the borrowed securities are sold. Short sales may increase the amount of short-term capital gain realized by the Fund, which generally would be taxed as ordinary income when distributed to shareholders. In addition, these rules may terminate the holding period of “substantially identical property” held by these Funds. Moreover, a loss recognized by the Fund on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. The Fund generally will not be permitted to deduct payments made to reimburse a lender of securities for dividends paid on borrowed securities if the short sale is closed on or before the 45th day after the Fund enters into the short sale. Short sales also may be subject to the “Constructive Sales” rules, discussed below.
Constructive Sales. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be subject to tax on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.
Investments in REITs and REMICs. The Fund may invest in REITs. Such investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
As discussed above, the Fund or some of the REITs in which the Fund may invest may be permitted to hold senior or residual interests in REMICs or debt or equity interests in TMPs. Generally, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. Excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual or TMP interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax.
If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC earning excess inclusion income, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. corporate federal income tax rate. It is not expected that a substantial portion of the Fund’s assets will be residual interests in REMICs. Additionally, the Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
Investments in Commodities. The Fund may invest in physical commodities, exchange-traded commodities (“ETCs”), ETFs that are not taxable as RICs under the Code that in turn invest in commodities, or other direct or indirect exposure to commodities. The income the Fund receives from such commodity-related investments will generally not be qualifying income for purposes of the Fund satisfying the Income Requirement (as defined above under the heading “Taxes”). The Fund anticipates monitoring such commodity-related investments so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement. However, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income

41

Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.
Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments is currently uncertain and may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must satisfy the Income Requirement. On May 1, 2017, the IRS published a series of revocations of private letter rulings that had been issued to RICs. In each of the revocations, at least one of the rulings requested in the original private letter ruling was that the income from a commodity-linked note was qualified income for the purposes of the Income Requirement. Although the original rulings were favorable, the IRS indicated in the revocations that the rulings were not in accord with the current views of the IRS. If, as a result of any adverse future legislation, Treasury Regulations, and/or guidance issued by the IRS, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to U.S. federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.
Backup Withholding
By law, the Fund may be required to backup withhold a portion of your taxable dividends and sales proceeds unless you:
•provide your correct social security or taxpayer identification number,
•certify that this number is correct,
•certify that you are not subject to backup withholding, and
•certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must backup withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.
Non-U.S. Investors
This section applies to Non-U.S. investors.
Non-U.S. investors may be subject to U.S. federal withholding and estate tax and are subject to special U.S. federal tax certification requirements. Non-U.S. investors should consult their own tax advisors about the applicability of U.S. federal tax withholding and the use of the appropriate forms to certify their status.
In General. The United States imposes a flat 30% federal withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. federal withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax.
Short-Term Capital Gain Dividends and Interest-Related Dividends. Exemptions from U.S. withholding tax exist for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. The Fund reserves the right to not report amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

42

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to Non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. federal withholding tax. Non-U.S. investors may be subject to U.S. federal withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a Non-U.S. investor, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or corporations and require the filing of a nonresident U.S. federal income tax returns.
Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. federal tax on disposition of a U.S. real property interest (“USRPI”) as if they were U.S. persons. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, which may trigger FIRPTA gain to the Fund’s Non-U.S. investors.
The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHCs”). If a RIC is a qualified investment entity and the Non-U.S. investor owns more than 5% of a class of Shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the Non-U.S. investor is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. federal withholding tax at a rate of 15%, and requiring the Non-U.S. investor to file a nonresident U.S. income tax return. In addition, even if the Non-U.S. investor does not own more than 5% of a class of Shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2014 from a RIC to a Non-U.S. investor from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.
U.S. Estate Tax. Transfers by gift of Shares by a Non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a Non-U.S. investor will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. federal estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.
U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to Non-U.S. investors both to avoid U.S. federal backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a Non-U.S. investor, you must provide an applicable Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, U.S. federal withholding as a resident of a country with which the United States has an income tax treaty. Certain payees and payments are exempt from U.S. federal backup withholding.
The tax consequences to a Non-U.S. investor entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. investors are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax

43

Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.
Effect of Future Legislation or Administrative Changes; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. investors may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their own tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.
FINANCIAL STATEMENTS
The Fund’s Form N-CSR for the fiscal period ended July 31, 2024 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Fund’s Annual Report at no charge by calling (215) 330-4476, or through the Fund’s website at www.marketdeskindices.com.

44

Appendix A
Proxy Voting Policies and Procedures
EA Advisers
Proxy Voting Policies and Procedures
PROXY VOTING POLICY
The Board has delegated authority to EA Advisers (the “Firm”) to vote all proxies relating to the securities held in the Fund’s portfolios in the best interest of Funds and their shareholders. The Firm has therefore adopted the following procedures for voting proxies on behalf of the Funds.
VOTING PROCEDURES
All employees will forward any proxy materials received on behalf of Funds to the Compliance Officer, who will determine which Fund holds the security to which the proxy relates.
Absent material conflicts, the Compliance Officer will determine how the Firm should vote the proxy in accordance with applicable voting guidelines, complete the proxy and direct that the proxy be submitted in a timely and appropriate manner.
DISCLOSURE
The Firm will provide conspicuously displayed information to the Funds summarizing this proxy voting policy and procedures, including a statement that the Funds may request information regarding how the Firm voted a Fund’s proxies, and that the Funds may request a copy of these policies and procedures. The Funds will disclose this Proxy Policy, or the Firm’s description of the Proxy Policy, to their shareholders by including it as an appendix to the Funds’ Statement of Additional Information (“SAI”) on Form N-1A.
VOTING GUIDELINES
In the absence of specific voting guidelines from the Funds, the Firm will vote proxies in the best interests of each particular Fund. The Firm’s policy is to vote all proxies from a specific issuer the same way for each Fund absent qualifying restrictions from a Fund. The Funds are permitted to place reasonable restrictions on the Firm’s voting authority in the same manner that they may place such restrictions on the actual selection of portfolio securities.
The Firm will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services.
In reviewing proposals, the Firm will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices. In general, much weight will be given to management’s recommendation on the proxy vote in the Firm’s decision making. The Firm may consider the opinions of independent proxy service providers, such as Institutional Shareholder Services, Inc. (“ISS”) in certain situations.
CONFLICTS OF INTEREST
The Firm will identify any conflicts that exist between the interests of the Firm and the Fund(s) by reviewing the relationship of the Firm with the issuer of each security to determine if the Firm or any of its employees has any financial, business or personal relationship with the issuer.
If a material conflict of interest exists, the Compliance Officer will determine whether it is appropriate to disclose the conflict to the affected Fund(s), to give such Fund(s) an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.
The Firm will maintain a record of the voting resolution of any conflict of interest.
REPORTING
The Firm will present to the Board a quarterly report summarizing its proxy voting compliance activities for the preceding quarter. In accordance with its procedures, the Board will review the quarterly report to ensure

A-1

compliance with the SEC Rules and this Policy, and will determine the steps and procedures, if any, that must be undertaken or adopted by the Firm to ensure further compliance with the relevant laws. Votes cast on behalf of the Funds will be compiled and transmitted to the Administrator, which will assist in preparing the Form N-PX report as required by the SEC.
RECORDKEEPING
The Compliance Officer shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:
1.These policies and procedures and any amendments;
2.A copy of each proxy statement that the Firm receives;
3.A record of each vote that the Firm casts;
4.Any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision.
A copy of each written request from a Fund for information on how the Firm voted such Fund’s proxies, and a copy of any written response.

A-2

PART C

OTHER INFORMATION

Item 28. Exhibits:

(a)	Articles of Incorporation.
(1)
Agreement and Declaration of Trust of EA Series Trust (the “Registrant”), previously filed as Exhibit 99.a.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)
Restated Certificate of Trust of EA Series Trust, as filed with the office of the Secretary of State of Delaware on April 21, 2022, previously filed as Exhibit 99.a.4 with Post-Effective Amendment No. 120 to the Registrant’s registration statement on May 13, 2022, is hereby incorporated by reference.

(b)	By-laws.
	(1)	By-laws of the Registrant, previously filed as Exhibit 99.b.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
(2)
Amended By-laws of the Registrant, previously filed as Exhibit 99.b with Post-Effective Amendment No. 275 to the Registrant’s registration statement on September 28, 2023, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust
		(i)	Article III: Shares

		(ii)	Article V: Shareholders’ Voting Powers and Meetings

		(iii)	Article VI: Net Asset Value; Distributions; Redemptions; Transfers

		(iv)	Article VIII: Certain Transactions, Section 4

		(v)	Article X: Miscellaneous, Section 4

	(2)	By-Laws
		(i)	Article II: Meetings of Shareholders

		(ii)	Article VI: Records and Reports, Sections 1, 2, and 3

		(iii)	Article VII: General Matters, Sections 3, 4, 6, and 7

		(iv)	Article VIII: Amendments, Section 1

(d)	Investment Advisory Agreements.

(1)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (October 17, 2014), with respect to ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF and MomentumShares International Quantitative Momentum ETF, previously filed as Exhibit 99.d.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Fourth Amendment to the Investment Advisory Agreement (December 12, 2023), previously filed as Exhibit 99(d)(1)(i) with Post-Effective Amendment No. 327 to the Registrant’s registration statement on January 26, 2024, is hereby incorporated by reference.

(2)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (February 6, 2017), with respect to Alpha Architect Value Momentum Trend ETF, previously filed as Exhibit 99.d.1.i with Post-Effective Amendment No. 8 to the Registrant’s registration statement on April 26, 2017, is hereby incorporated by reference.

(i)
Amendment to Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (February 6, 2017), with respect to Alpha Architect Value Momentum Trend ETF, Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF and the Alpha Architect International Quantitative Momentum ETF previously filed as Exhibit 99.d.2.i with Post-Effective Amendment No. 212 to the Registrant’s registration statement on January 30, 2023, is hereby incorporated by reference.

(3)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Freedom 100 Emerging Markets ETF, previously filed as Exhibit 99.d.3 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(4)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Gadsden Dynamic Multi-Asset ETF, previously filed as Exhibit 99.d.5 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(5)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Gadsden, LLC with respect to Gadsden Dynamic Multi-Asset ETF, previously filed as Exhibit 99.d.6 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(6)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Freedom Day Dividend ETF, previously filed as Exhibit 99.d.10 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(7)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Freedom Day Solutions, LLC with respect to the Freedom Day Dividend ETF, previously filed as Exhibit 99.d.11 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(8)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Sparkline Intangible Value ETF, previously filed as Exhibit 99.d.14 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(9)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Sparkline Capital LP with respect to the Sparkline Intangible Value ETF, previously filed as Exhibit 99.d.15 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(i)
Amendment No. 1 to Schedule A to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Sparkline Capital LP with respect to the Sparkline Intangible Value ETF, previously filed as Exhibit 99.d.9.i with Post-Effective Amendment No. 372 to the Registrant’s registration statement on September 6, 2024, is hereby incorporated by reference.

(10)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Discipline Fund ETF, previously filed as Exhibit 99.d.20 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(11)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Orcam Financial Group, LLC with respect to the Discipline Fund ETF, previously filed as Exhibit 99.d.21 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(12)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Guru Favorite Stocks ETF, previously filed as Exhibit 99.d.22 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(13)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and GuruFocus Investments, LLC with respect to the Guru Favorite Stocks ETF, previously filed as Exhibit 99.d.23 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(14)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the ROC ETF, previously filed as Exhibit 99.d.28 with Post-Effective Amendment No. 111 to the Registrant’s registration statement on March 18, 2022, is hereby incorporated by reference.

(15)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and ROC Investments, LLC with respect to the ROC ETF, previously filed as Exhibit 99.d.28 with Post-Effective Amendment No. 111 to the Registrant’s registration statement on March 18, 2022, is hereby incorporated by reference.

(16)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Relative Sentiment Tactical Allocation ETF, previously filed as Exhibit 99.d.32 with Post-Effective Amendment No. 115 to the Registrant’s registration statement on April 1, 2022, is hereby incorporated by reference.

(17)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Relative Sentiment Technologies, LLC with respect to the Relative Sentiment Tactical Allocation ETF, previously filed as Exhibit 99.d.33 with Post-Effective Amendment No. 115 to the Registrant’s registration statement on April 1, 2022, is hereby incorporated by reference.

(18)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Argent Mid Cap ETF, previously filed as Exhibit 99.d.34 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(19)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Argent Capital Management LLC with respect to the Argent Mid Cap ETF, previously filed as Exhibit 99.d.35 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(20)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the AOT Growth and Innovation ETF, previously filed as Exhibit 99.d.36 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(21)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and AOT Invest LLC with respect to the AOT Growth and Innovation ETF, previously filed as Exhibit 99.d.37 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(22)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the EA Bridgeway Blue Chip ETF, previously filed as Exhibit 99.d.40 with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(i)
Amendment No. 1 to Schedule A to the Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the EA Bridgeway Omni Small-Cap Value ETF - previously filed as Exhibit 99.d.40(i) with Post-Effective Amendment No. 199 to the Registrant’s registration statement on December 19, 2022, is hereby incorporated by reference.

(23)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Bridgeway Capital Management, LLC, with respect to the EA Bridgeway Blue Chip ETF - previously filed as Exhibit 99.d.41 with Post-Effective Amendment No. 231 to the Registrant’s registration statement on April 19, 2023, is hereby incorporated by reference.

(i)
Amendment No. 1 to Schedule A to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Bridgeway Capital Management, LLC, with respect to the EA Bridgeway Omni Small-Cap Value ETF – previously filed as Exhibit 99.d.41(i) with Post-Effective Amendment No. 199 to the Registrant’s registration statement on December 19, 2022, is hereby incorporated by reference.

(24)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Strive U.S. Energy ETF, previously filed as Exhibit 99.d.42 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(i)
Amendment No. 8 to Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the Strive International Developed Markets ETF, previously filed as Exhibit 99.d.26.i with Post-Effective Amendment No. 351 to the Registrant’s registration statement on June 11, 2024, is hereby incorporated by reference.

(25)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Strive Asset Management, LLC, with respect to the Strive U.S. Energy ETF, Strive U.S. Semiconductor ETF, Strive U.S. Technology ETF and Strive Emerging Ex-China ETF, previously filed as Exhibit 99.d.43 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(i)
Amendment No. 6 to Investment Sub-Advisory Agreement between Registrant, Empowered Funds, LLC, and Strive Asset Management, LLC, with respect to the Strive International Developed Markets ETF, previously filed as Exhibit 99.d.27.i with Post-Effective Amendment No. 351 to the Registrant’s registration statement on June 11, 2024, is hereby incorporated by reference.

(26)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Altrius Global Dividend ETF, previously filed as Exhibit 99.d.44 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(27)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Altrius Capital Management, Inc., with respect to the Altrius Global Dividend ETF, previously filed as Exhibit 99.d.45 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(28)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Burney U.S. Factor Rotation ETF previously filed as Exhibit 99.d.48 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(29)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, and The Burney Company, with respect to the Burney U.S. Factor Rotation ETF previously filed as Exhibit 99.d.49 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(30)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Alpha Architect High Inflation and Deflation ETF, previously filed as Exhibit 99.d.50 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(31)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alpha Architect, LLC with respect to the Alpha Architect High Inflation and Deflation ETF, previously filed as Exhibit 99.d.51 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(32)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Alpha Architect Tail Risk ETF and Alpha Architect 1-3 Month Box ETF previously filed as Exhibit 99.d52 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(33)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Arin Risk Advisors, LLC with respect to the Alpha Architect Tail Risk ETF and Alpha Architect 1-3 Month Box ETF previously filed as Exhibit 99.d53 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(i)
Amendment No. 1 to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Arin Risk Advisors, LLC with respect to the Alpha Architect 1-3 Year Box ETF, Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF previously filed as Exhibit 99.d(33)(i) with Post-Effective Amendment No. 397 to the Registrant’s registration statement on November 14, 2024, is hereby incorporated by reference.

(34)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Euclidean Fundamental Value ETF previously filed as Exhibit 99.d54 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(35)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Euclidean Technologies Management, LLC with respect to the Euclidean Fundamental Value ETF previously filed as Exhibit 99.d55 with Post-Effective Amendment No. 228 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(36)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Bridges Capital Tactical Equity ETF previously filed as Exhibit 99.d56 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(37)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Bridges Capital, LLC with respect to the Bridges Capital Tactical Equity previously filed as Exhibit 99.d57 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(38)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the MKAM ETF previously filed as Exhibit 99.d58 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(39)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and MKAM ETF LLC with respect to the MKAM ETF previously filed as Exhibit 99.d59 with Post-Effective Amendment No. 229 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(40)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Morgan Dempsey Large Cap Value ETF previously filed as Exhibit 99.d60 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(41)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Morgan Dempsey Capital Management, LLC with respect to the Morgan Dempsey Large Cap Value ETF – previously filed as Exhibit 99.d61 with Post-Effective Amendment No. 231 to the Registrant’s registration statement on April 19, 2023, is hereby incorporated by reference.

(42)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Bushido Capital US Equity ETF, previously filed as Exhibit 99.d(44) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(43)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Sepio Capital, L.P. with respect to the Bushido Capital US Equity ETF, previously filed as Exhibit 99.d(45) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(44)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Astoria US Quality Kings ETF, previously filed as Exhibit 99.d(46) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(i)
Amendment to the Investment Advisory Agreement between Registrant and Empowered Funds, LLC with respect to the Astoria International Quality Growth Kings ETF and Astoria US Quality Growth Kings ETF, previously filed as Exhibit 99.d.(44)(i) with Post-Effective Amendment No. 381 to the Registrant’s registration statement on September 27, 2024, is hereby incorporated by reference.

(45)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Astoria Portfolio Advisors, LLC with respect to the Astoria US Quality Kings ETF, previously filed as Exhibit 99.d(47) with Post-Effective Amendment No. 255 to the Registrant’s registration statement on July 24, 2023 is hereby incorporated by reference.

(i)
Amendment to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Astoria Portfolio Advisors, LLC with respect to the Astoria International Quality Growth Kings ETF and Astoria US Quality Growth Kings ETF, previously filed as Exhibit 99.d(45)(i) with Post-Effective Amendment No. 381 to the Registrant’s registration statement on September 27, 2024, is hereby incorporated by reference.

(46)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, Strive Asset Management, LLC and Angel Oak Capital Advisors, LLC with respect to the Strive Total Return Bond ETF and Strive Enhanced Income Short Maturity ETF, previously filed as Exhibit 99.d(48) with Post-Effective Amendment No. 257 to the Registrant’s registration statement on August 4, 2023, is hereby incorporated by reference.

(47)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the MarketDesk Focused U.S. Dividend ETF, previously filed as Exhibit 99.d.(49) with Post-Effective Amendment No. 273 to the Registrant’s registration statement on September 15, 2023, is hereby incorporated by reference.

(48)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and MarketDesk Indices, LLC with respect to the MarketDesk Focused U.S. Dividend ETF, previously filed as Exhibit 99.d.(50) with Post-Effective Amendment No. 273 to the Registrant’s registration statement on September 15, 2023, is hereby incorporated by reference.

(49)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the WHITEWOLF Publicly Listed Private Equity ETF and WHITEWOLF Commercial Real Estate Finance Income ETF previously filed as Exhibit 99.d.(51) with Post-Effective Amendment No. 278 to the Registrant’s registration statement on October 3, 2023, is hereby incorporated by reference.

(50)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and White Wolf Capital Advisors, LLC with respect to the WHITEWOLF Publicly Listed Private Equity ETF and WHITEWOLF Commercial Real Estate Finance Income ETF previously filed as Exhibit 99.d.(52) with Post-Effective Amendment No. 278 to the Registrant’s registration statement on October 3, 2023, is hereby incorporated by reference.

(51)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the TBG Dividend Focus ETF, previously filed as Exhibit 99.d.(53) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(52)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Madison Avenue Financial Solutions, LLC with respect to the TBG Dividend Focus ETF, previously filed as Exhibit 99.d.(54) with Post-Effective Amendment No. 301 to the Registrant’s registration statement on November 2, 2023, is hereby incorporated by reference.

(53)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to StockSnips AI-Powered Sentiment US All Cap ETF, previously filed as Exhibit 99.(d)(55) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(54)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Stock Snips, Inc. with respect to StockSnips AI-Powered Sentiment US All Cap ETF, as previously filed as Exhibit 99.(d)(56) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(55)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the ARK 21Shares Active Bitcoin Futures Strategy ETF, ARK 21Shares Active On-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, ARK 21Shares Active Ethereum Futures Strategy ETF and the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, previously filed as Exhibit 99.d(57) with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(56)
Investment Sub-Advisory Agreement among the Registrant and Empowered Funds, LLC, and 21 Shares US, LLC with respect to the ARK 21Shares Active Bitcoin Futures Strategy ETF, ARK 21Shares Active On-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, ARK 21Shares Active Ethereum Futures Strategy ETF and the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, previously filed as Exhibit 99.d.58 with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(57)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the CCM Global Equity ETF, previously filed as Exhibit 99.(d).(59) with Post-Effective Amendment No. 308 to the Registrant’s registration statement on November 21, 2023, is hereby incorporated by reference.

(58)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and CCM Investment Group, LLC with respect to the CCM Global Equity ETF, previously filed as Exhibit Exhibit 99.(d).(60) with Post-Effective Amendment No. 308 to the Registrant’s registration statement on November 21, 2023, is hereby incorporated by reference.

(59)
Investment Advisory Agreement Between the Registrant and Empowered Funds, LLC with respect to the Honeytree U.S. Equity ETF, previously filed as Exhibit 99.d.(61) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(60)
Investment Sub-Advisory Agreement among the Registrant and Empowered Funds, LLC and Honeytree Investment Management Ltd. with respect to the Honeytree U.S. Equity ETF, previously filed as Exhibit 99.d.(62) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(61)
Investment Advisory Agreement Between Registrant and Empowered Funds, LLC with respect to Alpha Blue Capital US Small-Mid Cap Dynamic ETF was previously filed as Exhibit 99(d)(63) with Post-Effective Amendment No. 318 to the Registrant’s registration statement on December 12, 2023 is hereby incorporated by reference.

(62)
Investment Sub-Advisory Agreement among the Registrant and Empowered Funds, LLC and Alpha Blue Capital Management LP with respect to Alpha Blue Capital US Small-Mid Cap Dynamic ETF was previously filed as Exhibit 99(d)(64) with Post-Effective Amendment No. 318 to the Registrant’s registration statement on December 12, 2023 is hereby incorporated by reference.

(63)
Form of Sub-Subadvisory Agreement between 21Shares US LLC and ARK Investment Management LLC with respect to the ARK 21Shares Active Bitcoin Futures Strategy ETF, ARK 21Shares Active On-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, ARK 21Shares Active Ethereum Futures Strategy ETF and the ARK 21Shares Active Bitcoin Ethereum Strategy ETF. previously filed as Exhibit 99.d(65) with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(64)
Management Agreement between Empowered Funds, LLC and the ARK 21Shares Active Bitcoin Futures Cayman Ltd with respect to ARK 21Shares Active Bitcoin Futures Strategy ETF, previously filed as Exhibit 99.d(66) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(65)
Management Agreement between Empowered Funds, LLC and the ARK 21Shares Active Ethereum Futures Cayman Ltd with respect to ARK 21Shares Active Ethereum Futures Strategy ETF, previously filed as Exhibit 99.d(67) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(66)
Sub-Advisory Agreement between Empowered Funds, LLC, ARK 21Shares Active Bitcoin Futures Cayman Ltd and 21Shares US LLC ARK with respect to 21Shares Active Bitcoin Futures Strategy ETF, previously filed as Exhibit 99.d(68) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(67)
Sub-Advisory Agreement between Empowered Funds, LLC, ARK 21Shares Active Ethereum Futures Cayman Ltd and 21Shares US LLC with respect to ARK 21Shares Active Ethereum Futures Strategy ETF, previously filed as Exhibit 99.d(69) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(68)
Sub-Subadvisory Agreement between Empowered Funds, LLC, 21Shares US LLC and ARK Investment Management LLC on behalf of ARK 21Shares Active Bitcoin Futures Cayman Ltd with respect to ARK 21Shares Active Bitcoin Futures Strategy ETF, previously filed as Exhibit 99.d(70) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(69)
Sub-Subadvisory Agreement between Empowered Funds, LLC, 21Shares US LLC and ARK Investment Management LLC on behalf of ARK 21Shares Active Ethereum Futures Cayman Ltd with respect to ARK 21Shares Active Ethereum Futures Strategy ETF, previously filed as Exhibit 99.d(71) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(70)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Keating Active ETF, previously filed as Exhibit 99.d(72) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

(71)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Keating Investment Counselors, Inc. with respect to the Keating Active ETF, previously filed as Exhibit 99.d(73) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

(72)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Draco AI Evolution ETF, previously filed as Exhibit 99.d(74) with Post-Effective Amendment No. 353 to the Registrant’s registration statement on June 26, 2024, is hereby incorporated by reference.

(73)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Draco Evolution Corp. with respect to the Draco AI Evolution ETF, previously filed as Exhibit 99.d(75) with Post-Effective Amendment No. 353 to the Registrant’s registration statement on June 26, 2024, is hereby incorporated by reference.

(74)
Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the Sparkline International Intangible Value ETF, Sparkline US Small Cap Intangible Value ETF, and Sparkline Emerging Markets Intangible Value ETF, previously filed as Exhibit 99.d(74) with Post-Effective Amendment No. 372 to the Registrant’s registration statement on September 6, 2024, is hereby incorporated by reference.

(75)
Investment Sub-Advisory Agreement between Registrant, Empowered Funds, LLC, and Sparkline Capital LP with respect to the Sparkline International Intangible Value ETF, Sparkline US Small Cap Intangible Value ETF, and Sparkline Emerging Markets Intangible Value ETF, previously filed as Exhibit 99.d(75) with Post-Effective Amendment No. 372 to the Registrant’s registration statement on September 6, 2024, is hereby incorporated by reference.

(76)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Research Affiliates Deletions ETF, previously filed as Exhibit 99.d(76) with Post-Effective 370 to the Registrant’s registration statement on September 3, 2024, is hereby incorporated by reference.

(77)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Intelligent Livermore ETF, Intelligent Omaha ETF, Intelligent Equal Select ETF, Intelligent Tech Focus ETF, and Intelligent Small Cap Select ETF, previously filed as Exhibit 99.d(77) with Post-Effective No. 373 to the Registrant’s registration statement on September 10, 2024, is hereby incorporated by reference.

(78)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Intelligent Alpha with respect to the Intelligent Livermore ETF, Intelligent Omaha ETF, Intelligent Equal Select ETF, Intelligent Tech Focus ETF, and Intelligent Small Cap Select ETF, previously filed as Exhibit 99.d(78) with Post-Effective No. 373 to the Registrant’s registration statement on September 10, 2024, is hereby incorporated by reference.

(79)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, dated November 11, 2024, previously filed as Exhibit 99.(d)(79) with Post-Effective No. 399 to the Registrant’s registration statement on November 21, 2024, is hereby incorporated by reference.

(i) Amendment No. 1 to Schedule A to the Investment Advisory Agreement with respect to the Sarmaya Thematic ETF – To be filed by amendment.

(80)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and JLens with respect to the JLens 500 Jewish Advocacy U.S. ETF – To be filed by amendment.

(81)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Stance Sustainable Beta ETF, was previously filed as Exhibit 99.(d)(81) with Post-Effective Amendment No. 357 to the Registrant’s registration statement on September 13, 2024.

(82)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Stance Capital, LLC with respect to the Stance Sustainable Beta ETF, was previously filed as Exhibit 99.(d)(81) with Post-Effective Amendment No. 357 to the Registrant’s registration statement on September 13, 2024.

(83)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Sarmaya Partners, LLC with respect to the Sarmaya Thematic ETF – To be filed by amendment.

(84)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Cambria Global Shareholder Yield ETF, Cambria Tax Aware ETF, and Cambria Endowment Style ETF, previously filed as Exhibit 99.d(84) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(85)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Cambria Investment Management, L.P. with respect to the Cambria Global Shareholder Yield ETF, Cambria Tax Aware ETF, and Cambria Endowment Style ETF, previously filed as Exhibit 99.d(85) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(86)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Coastal Compass 100 ETF, previously filed as Exhibit 99.d(86) with Post-Effective Amendment No. 398 to the Registrant’s registration statement on November 19, 2024.

(87)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Coastal Equity Management, LLC with respect to the Coastal Compass 100 ETF, previously filed as Exhibit 99.d(87) with Post-Effective Amendment No. 398 to the Registrant’s registration statement on November 19, 2024.

(88)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Alpha Architect US Equity ETF, Alpha Architect International Equity ETF, Alpha Architect 1-3 Year Box ETF, Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF previously filed as Exhibit 99.d(88) with Post-Effective Amendment No. 397 to the Registrant’s registration statement on November 14, 2024, is hereby incorporated by reference.

(89)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alpha Architect, LLC with respect to the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect Value Momentum Trend ETF, and Alpha Architect High Inflation and Deflation ETF, previously filed as Exhibit 99.d(88) with Post-Effective Amendment No. 364 to the Registrant’s registration statement on August 16, 2024, is hereby incorporated by reference.

(i)
Amendment No. 1 to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alpha Architect, LLC with respect to the Alpha Architect US Equity ETF and Alpha Architect International Equity ETF previously filed as Exhibit 99.d(89)(i) with Post-Effective Amendment No. 397 to the Registrant’s registration statement on November 14, 2024, is hereby incorporated by reference.

(90)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alpha Architect, LLC with respect to the Alpha Architect 1-3 Year Box ETF, Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF previously filed as Exhibit 99.d(90) with Post-Effective Amendment No. 397 to the Registrant’s registration statement on November 14, 2024, is hereby incorporated by reference.

(91)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Militia Investments, LLC with respect to the Militia Long/Short Equity ETF – To be filed by amendment.

(92)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and MRBL Management, LLC with respect to the MRBL Enhanced Equity ETF – To be filed by amendment.

	(93)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, MRBL Management, LLC, and Arin Risk Advisors, LLC with respect to the MRBL Enhanced Equity ETF – To be filed by amendment.

	(94)	[Reserved]

	(95)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Matrix Asset Advisors, Inc. with respect to the Matrix Advisors Value ETF – To be filed by amendment.

	(96)	[Reserved]

(97)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and NextGen EMP, Inc. with respect to the Efficient Market Portfolio Plus ETF and Efficient Market Portfolio Long ETF – To be filed by amendment.

	(98)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Bastion Fiduciary, LLC with respect to the Bastion Energy ETF – To be filed by amendment.

(e)	Underwriting Contracts.
(1)
Distribution Agreement between the Registrant and Quasar Distributors, LLC –, previously filed as Exhibit 99.e.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Novation Agreement for Quasar Distributors, LLC, previously filed as Exhibit 99.e.(1)(i) with Post-Effective Amendment No. 30 to the Registrant’s registration statement on July 22, 2020, is hereby incorporated by reference.

(ii)
Novation Agreement for Quasar Distributors, LLC, previously filed as Exhibit 99.e.(1)(ii) with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(iii)
Sixteenth Amendment to the Distribution Agreement, previously filed as Exhibit 99.e.(1)(iii) with Post-Effective Amendment No. 381 to the Registrant’s registration statement on September 27, 2024, in hereby incorporated by reference.

(2)
Form of Quasar Distributors Authorized Participant Agreement, previously filed as Exhibit 99.e.2 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(3)
Distribution Agreement between the Registrant and ALPS Distributors, Inc., previously filed as Exhibit 99.E.3 with Post-Effective Amendment No. 388 to the Registrant’s registration statement on October 24, 2024, is hereby incorporated by reference.

(4)
Form of ALPS Distributors, Inc. Authorized Participant Agreement, previously filed as Exhibit 99.e(4) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements

(1)
Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Thirtieth Amendment and Amended Exhibit C to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(i) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(ii)
Fortieth Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.G.(1).(ii) with Post-Effective Amendment No. 388 to the Registrant’s registration statement on October 24, 2024, is hereby incorporated by reference.

(h)	Other Material Contracts.

(1)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Thirtieth Amendment and Amended Exhibit B to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(i) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(ii)
Fortieth Amendment and Exhibit A to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.H.(1).(ii) with Post-Effective Amendment No. 388 to the Registrant’s registration statement on October 24, 2024, is hereby incorporated by reference.

(2)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.2 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Thirtieth Amendment and Amended Exhibit C to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(i) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(ii)
Fortieth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.H.(2).(ii) with Post-Effective Amendment No. 388 to the Registrant’s registration statement on October 24, 2024, is hereby incorporated by reference.

(3)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.3 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Thirtieth Amendment and Amended Exhibit B to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(i) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(ii)
Fortieth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.H.(3).(ii) with Post-Effective Amendment No. 388 to the Registrant’s registration statement on October 24, 2024, is hereby incorporated by reference.

(4)
Index License Agreement between Life + Liberty Indexes and Empowered Funds, LLC, previously filed as Exhibit 99.h.5 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(5)
Sublicense Agreement between Empowered Funds, LLC and the Registrant related to the Freedom 100 Emerging Markets ETF, previously filed as Exhibit 99.h.6 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(6)
Amended and Restated Sublicense Agreement between Empowered Funds, LLC and the Registrant related to MAI Bull-Rider Bear-Fighter Index, MAI SectorSurfer Momentum Index, previously filed as Exhibit 99.h.8 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(7)
Index Licensing Agreement between Empowered Funds, LLC and Solactive AG, previously filed as Exhibit 99.h.18 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(8)
Index License Agreement between Strive Asset Management, LLC and Solactive AG, previously filed as Exhibit 99.h.19 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(9)
Fee Waiver Agreement between Registrant, for the Alpha Architect High Inflation and Deflation ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.20 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(10)
Master Index Services License Agreement between Empowered Funds, LLC and Bloomberg Index Services Limited on behalf of the Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF, Strive 1000 Dividend Growth ETF and Strive Natural Resources and Security ETF, previously filed as Exhibit 99.h.21 with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(11)
Master Index Services License Agreement between Strive Asset Management, LLC and Bloomberg Index Services Limited on behalf of the Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF, Strive 1000 Dividend Growth ETF and Strive Natural Resources and Security ETF, previously filed as Exhibit 99.h.22 with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(12)
Fee Waiver Agreement between Registrant, for the Alpha Architect Tail Risk ETF, and Empowered Funds, LLC – previously filed as Exhibit 99.h.23 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(13)
Fee Waiver Agreement between Registrant, for the Alpha Architect 1-3 Month Box ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.24 with Post-Effective Amendment No. 193 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(14)
Fee Waiver Agreement between Registrant, for the Alpha Architect Value Momentum Trend ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.25 with Post-Effective Amendment No. 212 to the Registrant’s registration statement on January 30, 2023, is hereby incorporated by reference.

(15)
Fee Waiver Agreement between Registrant, CCM Global Equity ETF, and Empowered Funds, LLC. previously filed was Exhibit 99.(h).(18) with Post-Effective Amendment No. 308 to the Registrant’s registration statement on November 21, 2023, is hereby incorporated by reference.

(16)
Fee Waiver Agreement between the Registrant, for AOT Growth and Innovation ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.19 with Post-Effective Amendment No. 275 to the Registrant’s registration statement on September 28, 2023, is hereby incorporated by reference.

(17)
Fee Waiver Agreement between Registrant, for the Keating Active ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.(h).(20) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

(18)
Fee Waiver Agreement between Registrant, for the Alpha Blue Capital US Small-Mid Cap Dynamic ETF, and Empowered Funds, LLC was previously filed as Exhibit 99(h)(21) with Post-Effective Amendment No. 318 to the Registrant’s registration statement on December 12, 2023 is hereby incorporated by reference.

(19)
Fee Waiver Agreement between Registrant, for the Discipline Fund ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.(h)(22) with Post-Effective Amendment No. 313 to the Registrant’s registration statement on November 28, 2023, is hereby incorporated by reference.

(20)
Service Schedule Product Licenses between Strive Asset Management, LLC and Bloomberg Index Services Limited on behalf of the Strive Mid-Cap ETF, previously filed as Exhibit 99.(h)(23) with Post-Effective Amendment No. 332 to the Registrant’s registration statement on March 11, 2024, is hereby incorporated by reference.

(21)
Fee Waiver Agreement between Registrant, for the StockSnips AI-Powered Sentiment US All Cap ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.(h)(24) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(22)
Loan Agreement between EA Series Trust and U.S. Bank National Association, previously filed as Exhibit 99.(h).(26) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

	(a)	First Amendment to Loan Agreement – To be filed by amendment.

(23)
Amendment Service Schedule Product License between Strive Asset Management, LLC and Bloomberg Index Services Limited on behalf of the Strive 500 ETF, previously filed as Exhibit 99.(h)(27) with Post-Effective Amendment No. 332 to the Registrant’s registration statement on March 11, 2024, is hereby incorporated by reference.

(24)
Service Schedule Product License between Strive Asset Management, LLC and Bloomberg Index Services Limited on behalf of the Strive U.S. Semiconductor ETF, previously filed as Exhibit 99.(h)(29) with Post-Effective Amendment No. 332 to the Registrant’s registration statement on March 11, 2024, is hereby incorporated by reference.

(25)
Fee Waiver Agreement between Registrant, for the ARK 21Shares Active Bitcoin Futures Strategy ETF and ARK 21Shares Active Ethereum Futures Strategy ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.(h)(28) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(26)
Sublicense Agreement between Empowered Funds, LLC and the Registrant related to the Research Affiliates Deletions ETF, previously filed as Exhibit 99.h(26) with Post-Effective Amendment No. 370 to the Registrant’s registration statement on September 3, 2024, is hereby incorporated by reference.

(27)
Fee Waiver Agreement between Registrant, for the Research Affiliates Deletions ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h(27) with Post-Effective Amendment No. 370 to the Registrant’s registration statement on September 3, 2024, is hereby incorporated by reference.

(28)
Index License Agreement related to the Stance Sustainable Beta ETF, previously filed as Exhibit 99.h(28) with Post-Effective Amendment No. 375 to the Registrant’s registration statement on September 13, 2024, is hereby incorporated by reference.

	(29)	License Agreement between Empowered Funds, LLC and the Registrant related to the JLens 500 Jewish Advocacy U.S. ETF – To be filed by amendment.

(30)
Certificate of Secretary, previously filed as Exhibit 99.H.(30) with Post-Effective Amendment No. 388 to the Registrant’s registration statement on October 24, 2024, is hereby incorporated by reference.

(31)
Fee Waiver Agreement between Registrant, for the Alpha Architect 1-3 Year Box ETF, Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF, and Empowered Funds, LLC previously filed as Exhibit 99.h(31) with Post-Effective Amendment No. 397 to the Registrant’s registration statement on November 14, 2024, is hereby incorporated by reference.

(i)	Opinion and Consent of Counsel – Not applicable.

(j)	Consent of Independent Registered Public Accounting Firm – Filed Herewith.

(k)	Omitted Financial Statements — Not applicable.

(l)	Initial Capital Agreement, previously filed as Exhibit 99.l with Post-Effective Amendment No. 2 to the Registrant’s registration statement on January 28, 2016, is hereby incorporated by reference.

(m)	Rule 12b-1 Plan.

(1)
Distribution Plan pursuant to Rule 12b-1, previously filed as Exhibit 99.m.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Amendment to Schedule I to the Distribution Plan previously filed as Exhibit 99.m(1)(i) with Post-Effective Amendment No. 397 to the Registrant’s registration statement on November 14, 2024, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan — Not applicable.

(o)	Reserved.

(p)	Code of Ethics.

(1)
Code of Ethics of the Registrant, previously filed as Exhibit 99.p.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)
Code of Ethics of Empowered Funds, LLC previously filed as Exhibit 99.p(2) with Post-Effective Amendment No. 397 to the Registrant’s registration statement on November 14, 2024, is hereby incorporated by reference.

(3)
Code of Ethics of Gadsden, LLC, previously filed as Exhibit 99.p.4 with Post-Effective Amendment No. 31 to the Registrant’s registration statement on August 12, 2020, is hereby incorporated by reference.

(4)
Code of Ethics of Freedom Day Solutions, LLC, previously filed as Exhibit 99.p.5 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(5)
Code of Ethics of Sparkline Capital LP, previously filed as Exhibit 99.p.7 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(6)
Code of Ethics of Orcam Financial Group, LLC, previously filed as Exhibit 99.p.10 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(7)
Code of Ethics of GuruFocus Investments, LLC, previously filed as Exhibit 99.p.11 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(8)
Code of Ethics for Intelligent Alpha, LLC, previously filed as Exhibit 99.p(8) with Post-Effective Amendment No. 373 to the Registrant’s registration statement on September 10, 2024, is hereby incorporated by reference.

(9)
Code of Ethics of Relative Sentiment Technologies, LLC, previously filed as Exhibit 99.p.15 with Post-Effective Amendment No. 120 to the Registrant’s registration statement on May 13, 2022, is hereby incorporated by reference.

(10)
Code of Ethics of Argent Capital Management LLC, previously filed as Exhibit 99.p.17 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(11)
Code of Ethics of AOT Invest, LLC, previously filed as Exhibit 99.p.18 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(12)
Code of Ethics of Bridgeway Capital Management, LLC, previously filed as Exhibit 99.p.19 with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(13)
Code of Ethics of Strive Asset Management, LLC, previously filed as Exhibit 99.p.20 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(14)
Code of Ethics of Arin Risk Advisors, LLC – previously filed as Exhibit 99.p.21 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(15)
Code of Ethics of Altrius Capital Management, Inc., previously filed as Exhibit 99.p.22 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(16)
Code of Ethics of The Burney Company – previously filed as Exhibit 99.p.23 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(17)
Code of Ethics of Euclidean Technologies Management, LLC – previously filed as Exhibit 99.p.24 with Post-Effective Amendment No. 228 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(18)
Code of Ethics of Bridges Capital, LLC – previously filed as Exhibit 99.p.25 with Post-Effective Amendment No. 228 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(19)
Code of Ethics of MKAM ETF LLC – – previously filed as Exhibit 99.p.26 with Post-Effective Amendment No. 229 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(20)
Code of Ethics of Morgan Dempsey Capital Management LLC – previously filed as Exhibit 99.p.27 with Post-Effective Amendment No. 231 to the Registrant’s registration statement on April 19, 2023, is hereby incorporated by reference.

(21)
Code of Ethics of Sepio Capital L.P., previously filed as Exhibit 99.p(21) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(22)
Code of Ethics of Astoria Portfolio Advisors, LLC, previously filed as Exhibit 99.p(22) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(23)
Code of Ethics of MarketDesk Indices, LLC, previously filed as Exhibit 99.p(23) with Post-Effective Amendment No. 273 to the Registrant’s registration statement on September 15, 2023, is hereby incorporated by reference.

(24)
Code of Ethics of White Wolf Capital Advisors, LLC, previously filed as Exhibit 99.p.(23) with Post Effective Amendment No. 278 to the Registrant’s registration statement on October 3, 2023 is hereby incorporated by reference.

(25)
Code of Ethics of Madison Avenue Financial Solutions, LLC, previously filed as Exhibit 99.p.(25) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(26)
Code of Ethics for Stock Snips, Inc., previously filed as Exhibit 99.(p)(26) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(27)
Code of Ethics of Angel Oak Capital Advisors, LLC, previously filed as Exhibit 99.p(27) with Post-Effective Amendment No. 257 to the Registrant’s registration statement on August 4, 2023, is hereby incorporated by reference.

(28)
Code of Ethics of 21Shares US, LLC, previously filed as Exhibit 99.p(28) with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(29)
Code of Ethics of ARK Investment Management, LLC, previously filed as Exhibit 99.p(29) with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(30)
Code of Ethics of CCM Investment Group, LLC, previously filed as Exhibit 99(p)(30) with Post-Effective Amendment No. 308 to the Registrant’s registration statement on November 21, 2023, is hereby incorporated by reference.

(31)
Code of Ethics of Honeytree Investment Management Ltd., previously filed as Exhibit 99.p.(31) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(32)
Code of Ethics for Alpha Blue Capital Management LP was previously filed as Exhibit 99(p)(32) with Post-Effective Amendment No. 318 to the Registrant’s registration statement on December 12, 2023 is hereby incorporated by reference.

(33)
Code of Ethics for Keating Investment Counselors, Inc., previously filed as Exhibit (99)(p)(33) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

(34)
Code of Ethics for Draco Evolution Corp., previously filed as Exhibit 99.(p)(34) with Post-Effective Amendment No. 353 to the Registrant’s registration statement on June 26, 2024, is hereby incorporated by reference.

(34)	Code of Ethics for JLens – To be filed by amendment.

(35)
Code of Ethics for Stance Capital, LLC, previously filed as Exhibit 99.(p)(35) with Post-Effective Amendment No. 357 to the Registrant’s registration statement on September 13, 2024, is hereby incorporated by reference.

(36)	Code of Ethics for Cambria Investment Management, L.P., previously filed as Exhibit 99.(p)(36) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(37)	Code of Ethics for Coastal Equity Management, LLC, previously filed as Exhibit 99.(p)(37) with Post-Effective Amendment No. 398 to the Registrant’s registration statement on November 19, 2024.

(38)
Code of Ethics for Alpha Architect, LLC, previously filed as Exhibit 99.(p)(36) with Post-Effective Amendment No. 364 to the Registrant’s registration statement on August 16, 2024, is hereby incorporated by reference.

(39)	Code of Ethics for Sarmaya Partners, LLC – To be filed by amendment.

(40)	Code of Ethics for MRBL Management, LLC – To be filed by amendment.

(41)	Code of Ethics for Matrix Asset Advisors, Inc. – To be filed by amendment.

(42)	Code of Ethics for ALPS Distributors, Inc., previously filed as Exhibit 99.(p)(42) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(43)	Code of Ethics for NextGen EMP, Inc. – To be filed by amendment.

	(44)	Code of Ethics for Bastion Fiduciary, LLC – To be filed by amendment.

	(45)	Code of Ethics for Militia Investments, LLC – To be filed by amendment.

(q)	Other

	(1)	Power of Attorney, previously filed as Exhibit 99.(q)(1) with Post-Effective Amendment No. 376 to the Registrant’s registration statement on September 23, 2024, is hereby incorporated by reference.

Item 29. Persons Controlled By or Under Common Control with the Registrant:
None.
Item 30. Indemnification:
Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.
Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.
The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.
The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser:
This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.

Empowered Funds, LLC	801-79835

Investment Adviser	SEC File No.

Gadsden, LLC	801-112416

Freedom Day Solutions, LLC	801-66190

Sparkline Capital LP	801-121161

Orcam Financial Group, LLC	801-121561

GuruFocus Investments, LLC	801-122727

Relative Sentiment Technologies, LLC	801-123211

Argent Capital Management LLC	801-55903

AOT Invest LLC	801-124742

Bridgeway Capital Management, LLC	801-44394

Strive Asset Management, LLC	801-125907

Arin Risk Advisors, LLC	801-70598

Altrius Capital Management, Inc.	801-63153

The Burney Company	801-10232

Euclidean Technologies Management, LLC	801-72806

Bridges Capital, LLC	801-127316

Morgan Dempsey Capital Management, LLC	801-48064

Sepio Capital L.P.	801-108889

Astoria Portfolio Advisors, LLC	801-119078

MarketDesk Indices LLC	801-128530

White Wolf Capital Advisors, LLC	801-120718

Madison Avenue Financial Solutions, LLC	801-118936

Angel Oak Capital Advisors, LLC	801-70670

21Shares US LLC	801-122990

ARK Investment Management LLC	801-79081

CCM Investment Group, LLC	801-128708

Honeytree Investment Management Ltd.	801-120880

Alpha Blue Capital Management, LP	801-128858

Keating Investment Counselors, Inc.	801-19820

Stock Snips, Inc.	801-129682

Alpha Architect, LLC	801-71697

MKAM ETF LLC	801-127208

Investment Adviser	SEC File No.
Draco Evolution Corp.	801-129504

Intelligent Alpha	801-130980

JLens	801-131261

Stance Capital, LLC	801-120103

Cambria Investment Management, L.P.	801-71786

Coastal Equity Management, LLC	801-131249

Sarmaya Partners, LLC	[ ]

MRBL Management, LLC	[ ]

NextGen EMP, Inc.	[ ]

Matrix Asset Advisors, Inc.	801-36872

Bastion Fiduciary, LLC	[ ]

Militia Investments, LLC	801-131204
Item 32. Quasar Distributors, LLC
(a) Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Huber Large Cap Value Fund, Series of Advisors Series Trust
9.Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Small Cap Value Fund, Series of Advisors Series Trust
12.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.PIA BBB Bond Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA High Yield Fund, Series of Advisors Series Trust
19.PIA MBS Bond Fund, Series of Advisors Series Trust
20.PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.Poplar Forest Partners Fund, Series of Advisors Series Trust
23.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.Pzena International Small Cap Value Fund, Series of Advisors Series Trust

25.Pzena International Value Fund, Series of Advisors Series Trust
26.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
27.Pzena Small Cap Value Fund, Series of Advisors Series Trust
28.Reverb ETF, Series of Advisors Series Trust
29.Scharf Fund, Series of Advisors Series Trust
30.Scharf Global Opportunity Fund, Series of Advisors Series Trust
31.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
35.The Aegis Funds
36.Allied Asset Advisors Funds
37.Angel Oak Funds Trust
38.Angel Oak Strategic Credit Fund
39.Brookfield Infrastructure Income Fund Inc.
40.Brookfield Investment Funds
41.Buffalo Funds
42.DoubleLine Funds Trust
43.EA Series Trust (f/k/a Alpha Architect ETF Trust)
44.Ecofin Tax-Advantaged Social Impact Fund, Inc.
45.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
49.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM Transformers ETF, Series of ETF Series Solutions
52.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
54.Aptus Defined Risk ETF, Series of ETF Series Solutions
55.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
58.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
59.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
60.BTD Capital Fund, Series of ETF Series Solutions
61.Carbon Strategy ETF, Series of ETF Series Solutions
62.ClearShares OCIO ETF, Series of ETF Series Solutions
63.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions

70.Hoya Capital Housing ETF, Series of ETF Series Solutions
71.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
72.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
73.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
74.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
75.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
76.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
77.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
78.Opus Small Cap Value ETF, Series of ETF Series Solutions
79.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
80.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
81.The Acquirers Fund, Series of ETF Series Solutions
82.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
83.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
84.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
85.U.S. Global JETS ETF, Series of ETF Series Solutions
86.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
87.US Vegan Climate ETF, Series of ETF Series Solutions
88.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
89.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
90.First American Funds Trust
91.FundX Investment Trust
92.The Glenmede Fund, Inc.
93.The GoodHaven Funds Trust
94.Harding, Loevner Funds, Inc.
95.Hennessy Funds Trust
96.Horizon Funds
97.Hotchkis & Wiley Funds
98.Intrepid Capital Management Funds Trust
99.Jacob Funds Inc.
100.The Jensen Quality Growth Fund Inc.
101.Kirr, Marbach Partners Funds, Inc.
102.Leuthold Funds, Inc.
103.Core Alternative ETF, Series of Listed Funds Trust
104.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
105.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
106.LKCM Funds
107.LoCorr Investment Trust
108.MainGate Trust
109.ATAC Rotation Fund, Series of Managed Portfolio Series
110.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
111.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
112.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
113.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
114.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series

115.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
116.Kensington Active Advantage Fund, Series of Managed Portfolio Series
117.Kensington Defender Fund, Series of Managed Portfolio Series
118.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
119.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
120.Kensington Managed Income Fund, Series of Managed Portfolio Series
121.LK Balanced Fund, Series of Managed Portfolio Series
122.Muhlenkamp Fund, Series of Managed Portfolio Series
123.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
124.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
125.Olstein All Cap Value Fund, Series of Managed Portfolio Series
126.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
127.Port Street Quality Growth Fund, Series of Managed Portfolio Series
128.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
129.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
130.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
131.Reinhart International PMV Fund, Series of Managed Portfolio Series
132.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
133.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
134.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
135.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
136.Tremblant Global ETF, Series of Managed Portfolio Series
137.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
138.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
139.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
140.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
141.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
142.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
143.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
144.SWP Growth & Income ETF, Series of Manager Directed Portfolios
145.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
146.Mason Capital Fund Trust
147.Matrix Advisors Funds Trust
148.Matrix Advisors Value Fund, Inc.
149.Monetta Trust
150.Nicholas Equity Income Fund, Inc.
151.Nicholas Fund, Inc.
152.Nicholas II, Inc.
153.Nicholas Limited Edition, Inc.
154.Oaktree Diversified Income Fund Inc.
155.Permanent Portfolio Family of Funds
156.Perritt Funds, Inc.
157.Procure ETF Trust II
158.Professionally Managed Portfolios
159.Prospector Funds, Inc.

160.Provident Mutual Funds, Inc.
161.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
162.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
163.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
164.Aquarius International Fund, Series of The RBB Fund, Inc.
165.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
166.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
167.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
169.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
170.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
171.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
172.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
173.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
177.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
178.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
179.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
180.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
181.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
182.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
183.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
184.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
185.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
186.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
187.SGI Global Equity Fund, Series of The RBB Fund, Inc.
188.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
189.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
190.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
191.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
192.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
193.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
194.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
195.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
196.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
197.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
198.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
199.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
200.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
201.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
203.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
204.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.

205.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
206.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
207.The RBB Fund Trust
208.RBC Funds Trust
209.Series Portfolios Trust
210.Thompson IM Funds, Inc.
211.TrimTabs ETF Trust
212.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
213.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
214.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
215.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
216.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
217.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
218.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
219.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
220.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
221.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
222.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
223.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
224.USQ Core Real Estate Fund
225.Wall Street EWM Funds Trust
226.Wisconsin Capital Funds, Inc.
(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records:
Information regarding the books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are provided in the Registrant’s most recent report on Form N-CEN.
Item 34. Management Services:
None.
Item 35. Undertakings:
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized in the City of Olathe, State of Kansas, on November 25, 2024.

EA SERIES TRUST

By: /s/ Alyssa Bernard
Alyssa Bernard
Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on November 25, 2024.

Signature	Title

*Michael D. Barolsky	President (principal executive officer)
Michael D. Barolsky

*Sean R. Hegarty	Treasurer (principal financial officer)
Sean R. Hegarty

*Wesley R. Gray	Trustee
Wesley R. Gray

*Daniel Dorn	Trustee
Daniel Dorn

*Michael Pagano	Trustee
Michael Pagano

*Emeka Oguh	Trustee
Emeka Oguh

*By:	/s/ Alyssa Bernard
Alyssa Bernard
Attorney-in-Fact
*(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 376 to the Registrant’s registration statement on September 23, 2024.)

 EXHIBIT INDEX

Exhibit No.	Description
Ex. 99.j	Consent of Independent Registered Public Accounting Firm